UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2013

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 96.00%

COMMON STOCKS 3.06%

Agency/Government Related 0.00%

Fannie Mae*	36	$24,909

Auto Parts & Equipment 0.11%

Cooper-Standard Holdings, Inc.*	21	873,059

Banking 0.14%

SunTrust Banks, Inc.	20	576,200
Wells Fargo & Co.	15	554,850

Total		1,131,050

Chemicals 0.28%

Axiall Corp.	16	994,560
Monsanto Co.	12	1,267,560

Total		2,262,120

Computer Hardware 0.12%

Apple, Inc.	2	663,945
NVIDIA Corp.	25	320,500

Total		984,445

Consumer Products 0.16%

Estee Lauder Cos., Inc. (The) Class A	20	1,280,600

Electronics 0.04%

Broadcom Corp. Class A	10	346,700

Energy: Exploration & Production 0.27%

Concho Resources, Inc.*	17	1,656,310
Kodiak Oil & Gas Corp.*	57	518,130

Total		2,174,440

Food Products 0.03%

Boulder Brands, Inc.*	30	269,400

Food: Wholesale 0.06%

Hain Celestial Group, Inc. (The)*	9	519,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Shares (000)	Fair Value

Forestry/Paper 0.08%

Boise Cascade Co.*	15	$509,100
Weyerhaeuser Co.	6	188,280

Total		697,380

Health Services 0.10%

Team Health Holdings, Inc.*	22	800,360

Investments & Miscellaneous Financial Services 0.24%

Artisan Partners Asset Management, Inc.*	5	205,140
SPDR S&P MidCap 400 ETF Trust	9	1,782,620

Total		1,987,760

Life Insurance 0.11%

MetLife, Inc.	25	939,208

Oil Field Equipment & Services 0.09%

National Oilwell Varco, Inc.	10	707,500

Pharmaceuticals 0.35%

BioMarin Pharmaceutical, Inc.*	35	2,179,100
Eli Lilly & Co.	12	681,480

Total		2,860,580

Printing & Publishing 0.16%

Tribune Co.*	23	1,312,667

Real Estate Investment Trusts 0.24%

Camden Property Trust	20	1,373,600
Post Properties, Inc.	12	565,200

Total		1,938,800

Software/Services 0.20%

ExactTarget, Inc.*	15	349,050
Informatica Corp.*	15	517,050
Monster Worldwide, Inc.*	35	177,450
VMware, Inc. Class A*	7	552,160

Total		1,595,710

Specialty Retail 0.13%

Home Depot, Inc. (The)	15	1,046,700

Telecommunications Equipment 0.15%

Palo Alto Networks, Inc.*	22	1,245,200

Total Common Stocks (cost $23,192,323)		24,997,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

CONVERTIBLE BONDS 10.07%

Airlines 0.25%

Continental Airlines, Inc.	4.50%	1/15/2015		$1,125	$2,017,969

Apparel/Textiles 0.17%

Iconix Brand Group, Inc.†	1.50%	3/15/2018		1,300	1,404,000

Auto Loans 0.18%

Volkswagen International Finance NV (Netherlands)†(a)	5.50%	11/9/2015	EUR	1,100	1,455,862

Auto Parts & Equipment 0.23%

Meritor, Inc.†	7.875%	3/1/2026		$1,025	1,044,859
Meritor, Inc. (Zero Coupon after 2/15/2019)~	4.00%	2/15/2027		1,000	800,625

Total					1,845,484

Automakers 0.20%

Ford Motor Co.	4.25%	11/15/2016		1,000	1,607,500

Beverages 0.10%

Molson Coors Brewing Co.	2.50%	7/30/2013		750	774,844

Computer Hardware 0.95%

Intel Corp.	2.95%	12/15/2035		1,200	1,276,500
Intel Corp.	3.25%	8/1/2039		2,200	2,652,386
Microchip Technology, Inc.	2.125%	12/15/2037		150	213,750
Micron Technology, Inc.†	2.375%	5/1/2032		1,000	1,240,625
NetApp, Inc.	1.75%	6/1/2013		500	546,563
SanDisk Corp.	1.50%	8/15/2017		1,375	1,778,906

Total					7,708,730

Consumer Products 0.28%

Jarden Corp.†	1.875%	9/15/2018		2,000	2,288,750

Electronics 0.26%

ON Semiconductor Corp.	2.625%	12/15/2026		2,000	2,087,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy: Exploration & Production 0.14%

Chesapeake Energy Corp.	2.50%	5/15/2037	$1,200	$1,155,750

Health Services 0.59%

Brookdale Senior Living, Inc.	2.75%	6/15/2018	2,000	2,423,750
Omnicare, Inc.	3.75%	12/15/2025	550	891,000
Theravance, Inc.	3.00%	1/15/2015	1,250	1,484,375

Total				4,799,125

Hotels 0.41%

Host Hotels & Resorts LP†	2.50%	10/15/2029	2,400	3,351,000

Integrated Energy 0.09%

SunPower Corp.	4.50%	3/15/2015	750	755,156

Investments & Miscellaneous Financial Services 0.48%

Affiliated Managers Group, Inc.	3.95%	8/15/2038	3,175	3,952,875

Leisure 0.22%

priceline.com, Inc.	1.00%	3/15/2018	1,200	1,328,250
priceline.com, Inc.†	1.25%	3/15/2015	205	467,266

Total				1,795,516

Machinery 0.67%

Altra Holdings, Inc.	2.75%	3/1/2031	1,700	2,030,437
Chart Industries, Inc.	2.00%	8/1/2018	2,500	3,396,875

Total				5,427,312

Managed Care 0.10%

WellPoint, Inc.†	2.75%	10/15/2042	750	823,125

Media: Services 0.07%

Omnicom Group, Inc.	Zero Coupon	7/1/2038	500	593,125

Medical Products 0.43%

Corsicanto Ltd. (Ireland)(b)	3.50%	1/15/2032	2,000	2,481,250
Hologic, Inc. (Zero Coupon after 3/1/2018)~	2.00%	3/1/2042	1,000	1,050,000

Total				3,531,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metals/Mining (Excluding Steel) 0.25%

Alpha Appalachia Holdings, Inc.	3.25%	8/1/2015	$850	$822,375
Newmont Mining Corp.	1.625%	7/15/2017	1,000	1,229,375

Total				2,051,750

Monoline Insurance 0.03%

MGIC Investment Corp.	2.00%	4/1/2020	250	255,313

Oil Field Equipment & Services 0.36%

Hornbeck Offshore Services, Inc.†	1.50%	9/1/2019	2,500	2,920,313

Pharmaceuticals 1.24%

ALZA Corp.	Zero Coupon	7/28/2020	1,000	1,120,000
Auxilium Pharmaceuticals, Inc.	1.50%	7/15/2018	150	152,250
Gilead Sciences, Inc.	0.625%	5/1/2013	1,500	3,853,132
Medivation, Inc.	2.625%	4/1/2017	2,100	2,593,500
Onyx Pharmaceuticals, Inc.	4.00%	8/15/2016	400	934,000
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	1,250	1,502,344

Total				10,155,226

Real Estate Investment Trusts 0.23%

Boston Properties LP†	3.625%	2/15/2014	600	622,125
Boston Properties LP	3.75%	5/15/2036	400	413,250
ProLogis LP	3.25%	3/15/2015	725	838,734

Total				1,874,109

Software/Services 1.77%

Alliance Data Systems Corp.	1.75%	8/1/2013	1,500	3,084,375
EMC Corp.	1.75%	12/1/2013	1,000	1,493,130
Nuance Communications, Inc.	2.75%	8/15/2027	1,450	1,768,094
Nuance Communications, Inc.	2.75%	11/1/2031	750	778,594
Salesforce.com, Inc.	0.75%	1/15/2015	750	1,581,562
TIBCO Software, Inc.†	2.25%	5/1/2032	3,000	2,919,375
Xilinx, Inc.	2.625%	6/15/2017	2,000	2,846,250

Total				14,471,380

Telecommunications Equipment 0.23%

Nortel Networks Corp. (Canada)(b)(c)	2.125%	4/15/2014	1,900	1,881,000

Telecommunications: Wireless 0.14%

Clearwire Communications LLC/Clearwire Finance, Inc.†	8.25%	12/1/2040	1,000	1,118,750

Total Convertible Bonds (cost $75,926,214)				82,102,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Dividend Rate	Shares (000)		Fair Value

CONVERTIBLE PREFERRED STOCKS 2.59%

Aerospace/Defense 0.26%

United Technologies Corp.	7.50%	35		$2,094,750

Auto Parts & Equipment 0.01%

Cooper-Standard Holdings, Inc. PIK	7.00%	—	(d)	117,705

Automakers 0.26%

General Motors Co.	4.75%	50		2,151,294

Banking 0.68%

Bank of America Corp.	7.25%	2		2,679,952
Fifth Third Bancorp	8.50%	20		2,867,000

Total				5,546,952

Electric: Integrated 0.46%

NextEra Energy, Inc.	5.889%	25		1,363,750
PPL Corp.	8.75%	35		1,951,250
PPL Corp.	9.50%	7		405,520

Total				3,720,520

Investments & Miscellaneous Financial Services 0.19%

AMG Capital Trust I	5.10%	25		1,534,375

Life Insurance 0.21%

MetLife, Inc.	5.00%	35		1,729,000

Metals/Mining (Excluding Steel) 0.20%

Cliffs Natural Resources, Inc.	7.00%	87		1,616,243

Railroads 0.19%

Genesee & Wyoming, Inc.	5.00%	12		1,551,600

Real Estate Investment Trusts 0.13%

Alexandria Real Estate Equities, Inc.	7.00%	40		1,100,000

Total Convertible Preferred Stocks (cost $19,374,732)				21,162,439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

FLOATING RATE LOANS(e) 3.14%

Department Stores 0.12%

Neiman-Marcus Group, Inc. (The) Extended Term Loan	4.00%	5/16/2018	$1,000	$1,004,750

Diversified Capital Goods 0.16%

Air Distribution Technologies, Inc. 1st Lien Term Loan	5.00%	11/9/2018	998	1,013,709
Air Distribution Technologies, Inc. 2nd Lien Term Loan	9.25%	5/1/2020	250	257,500

Total				1,271,209

Electronics 0.07%

Freescale Semiconductor, Inc. Term Loan B4	5.00%	12/1/2016	550	554,297

Food 0.27%

Hostess Brands, Inc. Term Loan	6.75%	3/6/2020	2,150	2,198,375

Food & Drug Retailers 0.39%

Albertson’s LLC Term Loan	5.75%	2/25/2016	750	763,728
Rite Aid Corp. 2nd Lien Term Loan	5.75%	8/21/2020	2,300	2,388,166

Total				3,151,894

Food/Tobacco 0.28%

GFA Brands, Inc. New Term Loan	7.00%	7/2/2018	2,231	2,267,254

Food: Wholesale 0.09%

Diamond Foods, Inc. Revolver(f)	6.75% - 7.75%%	2/25/2015	349	336,920
Diamond Foods, Inc. Term Loan(f)	6.75%	2/25/2015	451	442,434

Total				779,354

Health Facilities 0.10%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	800	820,000

Health Services 0.24%

CHG Buyer Corp. 1st Lien Term Loan	5.00%	11/22/2019	1,974	2,002,323

Media: Broadcast 0.18%

Clear Channel Communications, Inc. Term Loan B	3.854%	1/29/2016	1,500	1,333,125
NEP Supershooters LP 2nd Lien Term Loan	9.50%	8/18/2020	143	148,214

Total				1,481,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Media: Cable 0.31%

Virgin Media Investment Holdings Term Loan B (United Kingdom)(b)	3.00%	2/17/2020		$1,500	$1,494,375
WaveDivision Holdings LLC Term Loan B	4.00%	10/15/2019		998	1,008,722

Total					2,503,097

Media: Services 0.60%

Affinion Group, Inc. Term Loan B	6.50%	7/16/2015		3,159	3,094,195
DG FastChannel, Inc. Term Loan B	7.25%	7/26/2018		1,783	1,766,575

Total					4,860,770

Real Estate Development & Management 0.13%

Realogy Corp. Extended Letter of Credit	4.459%	10/10/2016		60	60,594
Realogy Corp. Extended Term Loan	4.50%	3/5/2020		1,000	1,002,500

Total					1,063,094

Software/Services 0.20%

SRA International, Inc. Term Loan B	6.50%	7/20/2018		1,663	1,663,297

Total Floating Rate Loans (cost $24,960,611)					25,621,053

FOREIGN BONDS(a) 0.20%

Luxembourg 0.11%

Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	525	592,415
Mobile Challenger Intermediate Group SA PIK (Luxembourg)†	8.75%	3/15/2019		300	320,172

Total					912,587

Netherlands 0.09%

Refresco Group BV†	7.375%	5/15/2018	EUR	500	676,177

Total Foreign Bonds (cost $1,604,470)					1,588,764

FOREIGN GOVERNMENT OBLIGATION 0.10%

Bermuda

Bermuda Government† (cost $800,000)	4.138%	1/3/2023		$800	841,688

GOVERNMENT SPONSORED ENTERPRISES BOND 0.31%

Federal National Mortgage Assoc. (cost $2,500,492)	3.25%	4/9/2013		2,500	2,502,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
HIGH YIELD CORPORATE BONDS 76.10%

Aerospace/Defense 2.05%

B/E Aerospace, Inc.	5.25%	4/1/2022	$3,800	$3,937,750
Bombardier, Inc. (Canada)†(b)	6.125%	1/15/2023	950	990,375
Esterline Technologies Corp.	7.00%	8/1/2020	550	609,813
GenCorp, Inc.†	7.125%	3/15/2021	1,450	1,537,000
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021	1,500	1,638,750
ManTech International Corp.	7.25%	4/15/2018	1,800	1,917,000
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(b)	7.75%	12/15/2020	1,900	2,033,000
Spirit Aerosystems, Inc.	6.75%	12/15/2020	2,250	2,413,125
Triumph Group, Inc.†	4.875%	4/1/2021	1,050	1,063,125
Triumph Group, Inc.	8.00%	11/15/2017	575	619,562
Total				16,759,500

Airlines 0.08%

American Airlines 2013-1 Class B Pass Through Trust†	5.625%	1/15/2021	200	202,500
United Airlines, Inc.	6.636%	7/2/2022	424	460,670
Total				663,170

Apparel/Textiles 0.64%

Hanesbrands, Inc.	6.375%	12/15/2020	600	656,250
Levi Strauss & Co.	6.875%	5/1/2022	775	852,500
Levi Strauss & Co.	7.625%	5/15/2020	1,000	1,105,000
Perry Ellis International, Inc.	7.875%	4/1/2019	1,800	1,899,000
PVH Corp.	4.50%	12/15/2022	300	297,000
Wolverine World Wide, Inc.†	6.125%	10/15/2020	350	373,188
Total				5,182,938

Auto Loans 0.41%

Ford Motor Credit Co. LLC	5.00%	5/15/2018	2,000	2,207,820
Ford Motor Credit Co. LLC	5.875%	8/2/2021	1,000	1,145,850
Total				3,353,670

Auto Parts & Equipment 0.76%

Commercial Vehicle Group, Inc.	7.875%	4/15/2019	1,200	1,224,000
Dana Holding Corp.	6.50%	2/15/2019	1,200	1,293,000
Delphi Corp.	5.00%	2/15/2023	975	1,035,937
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	1,000	995,000
Stoneridge, Inc.†	9.50%	10/15/2017	475	513,000
Tenneco, Inc.	6.875%	12/15/2020	725	800,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment (continued)

Tomkins LLC/Tomkins, Inc.	9.00%	10/1/2018		$325	$363,594
Total					6,224,750

Automakers 0.33%

Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021		1,000	1,121,250
Jaguar Land Rover Automotive plc (United Kingdom)†(b)	5.625%	2/1/2023		1,500	1,565,625
Total					2,686,875

Banking 2.09%

Ally Financial, Inc.	8.30%	2/12/2015		1,500	1,668,750
Fifth Third Capital Trust IV	6.50%	4/15/2037		1,300	1,308,125
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018		1,000	1,116,470
Huntington Bancshares, Inc.	7.00%	12/15/2020		600	750,568
JPMorgan Chase & Co.	6.00%	1/15/2018		1,500	1,784,421
LBG Capital No.1 plc†	8.00%	—	(g)	1,000	1,073,979
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		725	796,514
Nordea Bank AB (Sweden)†(b)	4.25%	9/21/2022		780	799,315
People’s United Financial, Inc.	3.65%	12/6/2022		1,390	1,419,615
Regions Bank	6.45%	6/26/2037		1,250	1,359,375
Regions Bank	7.50%	5/15/2018		800	984,000
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	6.125%	12/15/2022		500	519,040
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	7.64%	—	(g)	1,500	1,350,000
SVB Financial Group	5.375%	9/15/2020		600	681,245
Synovus Financial Corp.	7.875%	2/15/2019		600	684,000
Wachovia Capital Trust III	5.57%	—	(g)	750	753,562
Washington Mutual Bank(c)	6.875%	6/15/2011		1,250	125
Total					17,049,104

Brokerage 0.32%

Cantor Fitzgerald LP†	7.875%	10/15/2019		400	421,183
Lazard Group LLC	7.125%	5/15/2015		850	940,734
Raymond James Financial, Inc.	8.60%	8/15/2019		950	1,224,935
Total					2,586,852

Building & Construction 0.57%

Beazer Homes USA, Inc.†	7.25%	2/1/2023		150	153,750
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021		450	418,500
KB Home	9.10%	9/15/2017		1,000	1,180,000
Lennar Corp.	4.75%	12/15/2017		450	473,625
Lennar Corp.	12.25%	6/1/2017		550	732,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction (continued)

Odebrecht Finance Ltd.†	6.00%	4/5/2023	$840	$945,000
Ryland Group, Inc. (The)	5.375%	10/1/2022	700	717,500
Total				4,621,250

Building Materials 0.72%

Griffon Corp.	7.125%	4/1/2018	425	461,125
HD Supply, Inc.	10.50%	1/15/2021	300	313,125
HD Supply, Inc.	11.50%	7/15/2020	700	831,250
Interline Brands, Inc. PIK†	10.00%	11/15/2018	225	250,313
Masco Corp.	7.125%	3/15/2020	1,250	1,461,316
Nortek, Inc.†	8.50%	4/15/2021	475	528,438
Owens Corning, Inc.	4.20%	12/15/2022	875	896,644
Owens Corning, Inc.	9.00%	6/15/2019	875	1,122,475
Total				5,864,686

Chemicals 2.59%

Agrium, Inc. (Canada)(b)	3.15%	10/1/2022	375	361,999
Airgas, Inc.	7.125%	10/1/2018	1,250	1,332,510
Ashland, Inc.†	4.75%	8/15/2022	2,550	2,594,625
Axiall Corp.†	4.875%	5/15/2023	1,700	1,736,125
Chemtura Corp.	7.875%	9/1/2018	1,750	1,898,750
Eagle Spinco, Inc.†	4.625%	2/15/2021	2,450	2,502,062
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	1,000	1,040,000
Huntsman International LLC	8.625%	3/15/2020	1,000	1,122,500
INEOS Finance plc (United Kingdom)†(b)	7.50%	5/1/2020	600	656,250
LyondellBasell Industries NV (Netherlands)(b)	6.00%	11/15/2021	200	238,000
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	875	977,550
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	1,050	1,356,322
NewMarket Corp.†	4.10%	12/15/2022	610	620,538
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019	1,200	1,236,000
PetroLogistics LP/PetroLogistics Finance Corp.†	6.25%	4/1/2020	475	480,344
Phibro Animal Health Corp.†	9.25%	7/1/2018	1,450	1,566,000
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	1,350	1,388,813
Total				21,108,388

Computer Hardware 0.27%

Brocade Communications Systems, Inc.	6.875%	1/15/2020	750	825,000
NCR Corp.†	5.00%	7/15/2022	300	302,250
NetApp, Inc.	3.25%	12/15/2022	525	517,923
Seagate HDD Cayman	6.875%	5/1/2020	500	540,000
Total				2,185,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing 2.46%

Air Lease Corp.	6.125%	4/1/2017		$1,500	$1,631,250
Aircastle Ltd.	6.25%	12/1/2019		700	768,250
CIT Group, Inc.	5.00%	8/15/2022		3,500	3,754,625
Discover Financial Services	3.85%	11/21/2022		500	515,678
General Electric Capital Corp.	7.125%	—	(g)	1,000	1,165,081
International Lease Finance Corp.	6.25%	5/15/2019		1,400	1,540,000
International Lease Finance Corp.	8.25%	12/15/2020		425	521,688
International Lease Finance Corp.	8.75%	3/15/2017		3,535	4,175,719
Nationstar Mortgage LLC/Nationstar Capital Corp.†	6.50%	7/1/2021		2,050	2,147,375
Nationstar Mortgage LLC/Nationstar Capital Corp.†	7.875%	10/1/2020		1,210	1,343,100
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017		1,000	1,105,000
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017		900	1,008,000
SLM Corp.	6.25%	1/25/2016		350	384,117
Total					20,059,883

Consumer Products 1.20%

Armored Autogroup, Inc.	9.25%	11/1/2018		600	538,500
Avon Products, Inc.	4.60%	3/15/2020		500	520,157
Avon Products, Inc.	5.00%	3/15/2023		350	359,826
Elizabeth Arden, Inc.	7.375%	3/15/2021		3,300	3,683,625
Prestige Brands, Inc.	8.125%	2/1/2020		700	793,625
Scotts Miracle-Gro Co. (The)	6.625%	12/15/2020		1,475	1,615,125
Spectrum Brands Escrow Corp.†	6.375%	11/15/2020		1,875	2,017,969
Spectrum Brands Escrow Corp.†	6.625%	11/15/2022		225	244,688
Total					9,773,515

Department Stores 0.15%

Bon-Ton Department Stores, Inc. (The)	10.625%	7/15/2017		1,000	1,006,250
J.C. Penney Corp., Inc.	7.95%	4/1/2017		250	236,875
Total					1,243,125

Diversified Capital Goods 1.29%

Actuant Corp.	5.625%	6/15/2022		525	547,313
Amsted Industries, Inc.†	8.125%	3/15/2018		875	945,000
Anixter, Inc.	5.625%	5/1/2019		925	987,438
Belden, Inc.†	5.50%	9/1/2022		1,500	1,545,000
Mueller Water Products, Inc.	7.375%	6/1/2017		475	491,031
Park-Ohio Industries, Inc.	8.125%	4/1/2021		800	874,000
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		1,750	1,927,187
SPX Corp.	6.875%	9/1/2017		1,300	1,452,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)

Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	$575	$595,125
Valmont Industries, Inc.	6.625%	4/20/2020	1,000	1,185,830
Total				10,550,674

Electric: Generation 0.75%

DPL, Inc.	7.25%	10/15/2021	2,000	2,130,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	11.25%	12/1/2018	1,000	972,500
Mirant Americas Generation LLC	9.125%	5/1/2031	875	982,188
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,600	1,688,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	500	376,250
Total				6,148,938

Electric: Integrated 0.84%

AES Corp. (The)	8.00%	10/15/2017	1,000	1,181,250
Commonwealth Edison Co.	5.80%	3/15/2018	1,900	2,290,361
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,000	1,217,708
National Fuel Gas Co.	4.90%	12/1/2021	850	948,910
National Fuel Gas Co.	6.50%	4/15/2018	1,000	1,200,643
Total				6,838,872

Electronics 1.37%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	1,000	925,000
CPI International, Inc.	8.00%	2/15/2018	1,950	2,037,750
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	1,500	1,653,750
Freescale Semiconductor, Inc.	10.75%	8/1/2020	1,700	1,938,000
Jabil Circuit, Inc.	4.70%	9/15/2022	1,350	1,351,687
KLA-Tencor Corp.	6.90%	5/1/2018	875	1,050,105
NXP BV LLC (Netherlands)†(b)	9.75%	8/1/2018	180	206,100
NXP BV/NXP Funding LLC (Netherlands)†(b)	5.75%	3/15/2023	300	306,750
Sensata Technologies BV (Netherlands)†(b)	6.50%	5/15/2019	550	595,375
ViaSat, Inc.	6.875%	6/15/2020	1,000	1,077,500
Total				11,142,017

Energy: Exploration & Production 7.95%

Antero Resources Finance Corp.	7.25%	8/1/2019	1,000	1,088,750
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.†	7.75%	1/15/2021	1,650	1,587,094
Berry Petroleum Co.	6.375%	9/15/2022	500	533,750
Berry Petroleum Co.	6.75%	11/1/2020	2,450	2,658,250
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	1,700	1,827,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Chaparral Energy, Inc.	7.625%	11/15/2022	$300	$329,250
Chaparral Energy, Inc.†	7.625%	11/15/2022	500	543,750
Chaparral Energy, Inc.	8.25%	9/1/2021	2,975	3,384,062
Concho Resources, Inc.	5.50%	4/1/2023	1,650	1,720,125
Concho Resources, Inc.	7.00%	1/15/2021	1,550	1,712,750
Concho Resources, Inc.	8.625%	10/1/2017	795	856,613
Continental Resources, Inc.	7.375%	10/1/2020	650	736,125
Continental Resources, Inc.	8.25%	10/1/2019	500	558,750
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	2,000	2,155,000
Forest Oil Corp.	7.25%	6/15/2019	1,000	1,005,000
Halcon Resources Corp.†	8.875%	5/15/2021	1,400	1,515,500
Halcon Resources Corp.†	9.75%	7/15/2020	600	666,000
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	2,008,373
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	1,475	1,546,906
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	1,850	2,099,750
Laredo Petroleum, Inc.	7.375%	5/1/2022	600	660,000
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	1,700	1,768,000
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	1,500	1,616,250
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	350	365,750
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	1,900	2,033,000
Newfield Exploration Co.	5.625%	7/1/2024	2,500	2,587,500
Oasis Petroleum, Inc.	6.50%	11/1/2021	650	711,750
Oasis Petroleum, Inc.	7.25%	2/1/2019	1,750	1,907,500
OGX Austria GmbH (Austria)†(b)	8.50%	6/1/2018	2,000	1,570,000
Pacific Rubiales Energy Corp. (Canada)†(b)	5.125%	3/28/2023	875	887,250
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	150	144,750
PDC Energy, Inc.†	7.75%	10/15/2022	1,100	1,171,500
Plains Exploration & Production Co.	6.50%	11/15/2020	1,800	1,998,000
Plains Exploration & Production Co.	6.875%	2/15/2023	600	682,500
QEP Resources, Inc.	6.80%	3/1/2020	400	445,000
QEP Resources, Inc.	6.875%	3/1/2021	400	457,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,000	988,750
Range Resources Corp.†	5.00%	3/15/2023	1,300	1,332,500
Range Resources Corp.	8.00%	5/15/2019	1,000	1,100,000
Rosneft Oil Co via Rosneft International Finance Ltd. (Ireland)†(b)	4.199%	3/6/2022	2,350	2,335,312
SM Energy Co.	6.50%	11/15/2021	1,000	1,097,500
SM Energy Co.	6.50%	1/1/2023	350	385,000
SM Energy Co.	6.625%	2/15/2019	2,143	2,309,082
Stone Energy Corp.	7.50%	11/15/2022	2,750	3,018,125
W&T Offshore, Inc.	8.50%	6/15/2019	1,475	1,611,438
Whiting Petroleum Corp.	6.50%	10/1/2018	750	810,000
WPX Energy, Inc.	6.00%	1/15/2022	2,250	2,368,125
Total				64,894,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Environmental 0.29%

ADS Waste Holdings, Inc.†	8.25%	10/1/2020	$1,000	$1,082,500
Clean Harbors, Inc.	5.25%	8/1/2020	1,200	1,245,000

Total				2,327,500

Food & Drug Retailers 1.38%

American Stores Co.	7.10%	3/20/2028	150	181,875
Cencosud SA (Chile)†(b)	4.875%	1/20/2023	450	458,344
Rite Aid Corp.†	6.875%	12/15/2028	600	534,000
Rite Aid Corp.	7.70%	2/15/2027	3,000	2,925,000
Rite Aid Corp.	9.50%	6/15/2017	1,750	1,837,500
SUPERVALU, Inc.	7.50%	11/15/2014	2,000	2,017,520
Tops Holding Corp./Tops Markets LLC†	8.875%	12/15/2017	3,000	3,307,500

Total				11,261,739

Food: Wholesale 1.71%

Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	400	418,000
Del Monte Corp.	7.625%	2/15/2019	1,500	1,563,750
Dole Food Co., Inc.	8.75%	7/15/2013	1,400	1,433,600
Hawk Acquisition Sub, Inc.†(h)	4.25%	10/15/2020	700	701,750
Ingredion, Inc.	4.625%	11/1/2020	525	585,672
Land O’Lakes, Inc.†	6.00%	11/15/2022	850	909,500
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	400	414,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	325	350,797
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	340	341,700
Post Holdings, Inc.	7.375%	2/15/2022	1,500	1,648,125
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	1,500	1,650,000
Smithfield Foods, Inc.	6.625%	8/15/2022	400	437,000
US Foods, Inc.†	8.50%	6/30/2019	2,000	2,132,500
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	1,150	1,239,363
Wells Enterprises, Inc.†	6.75%	2/1/2020	150	158,625

Total				13,984,382

Forestry/Paper 0.50%

Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	1,150	1,207,500
Louisiana-Pacific Corp.	7.50%	6/1/2020	650	742,625
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	700	703,500
Rock Tenn Co.	3.50%	3/1/2020	600	614,289
Rock Tenn Co.	4.90%	3/1/2022	300	325,116
Weyerhaeuser Co.	7.375%	10/1/2019	375	461,702

Total				4,054,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gaming 2.12%

Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.†	8.375%	2/15/2018	$1,250	$1,328,125
Boyd Gaming Corp.	7.125%	2/1/2016	500	505,625
Caesars Entertainment Operating Co., Inc.	8.50%	2/15/2020	700	693,438
CCM Merger, Inc.†	9.125%	5/1/2019	1,000	1,030,000
Chester Downs & Marina LLC†	9.25%	2/1/2020	1,025	984,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	900	1,003,500
Graton Economic Development Authority†	9.625%	9/1/2019	1,750	1,968,750
MCE Finance Ltd.†	5.00%	2/15/2021	1,750	1,771,875
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	1,500	1,635,000
MTR Gaming Group, Inc. PIK	11.50%	8/1/2019	725	755,812
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	750	809,062
River Rock Entertainment Authority (The)	9.00%	11/1/2018	833	524,790
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	1,200	1,317,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,296	1,298,430
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	1,575	1,693,125

Total				17,318,532

Gas Distribution 1.82%

Chesapeake Midstream Partners LP/CHKM Finance Corp.	6.125%	7/15/2022	500	538,750
Energy Transfer Partners LP	5.20%	2/1/2022	250	281,177
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	675	700,312
Ferrellgas Partners LP	8.625%	6/15/2020	423	431,460
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	389,762
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	475	521,313
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,574,646
Inergy Midstream LP/NRGM Finance Corp.†	6.00%	12/15/2020	300	313,500
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,250	1,389,521
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	4.50%	7/15/2023	500	490,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	650	684,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	260	281,450
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	900	987,750
Martin Midstream Partners LP/Martin Midstream Finance Corp.†	7.25%	2/15/2021	450	455,625
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	559,575
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	600	744,435
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	525	564,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gas Distribution (continued)

Sabine Pass Liquefaction LLC†	5.625%	2/1/2021	$550	$571,313
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	1,302	1,441,965
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,199,273
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.875%	10/1/2020	675	715,500

Total				14,835,827

Health Facilities 2.70%

Amsurg Corp.†	5.625%	11/30/2020	525	555,187
Capella Healthcare, Inc.	9.25%	7/1/2017	1,750	1,903,125
Community Health Systems, Inc.	8.00%	11/15/2019	3,950	4,394,375
DaVita, Inc.	5.75%	8/15/2022	1,750	1,826,562
HCA Holdings, Inc.	6.25%	2/15/2021	700	748,125
HCA Holdings, Inc.	7.75%	5/15/2021	2,250	2,512,969
HCA, Inc.	6.50%	2/15/2020	1,250	1,413,281
HCA, Inc.	7.50%	2/15/2022	2,250	2,593,125
HCA, Inc.	7.69%	6/15/2025	107	114,758
HealthSouth Corp.	8.125%	2/15/2020	1,600	1,772,000
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	1,000	1,056,250
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	475	526,063
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	425	473,875
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	2,000	2,137,500

Total				22,027,195

Health Services 0.34%

STHI Holding Corp.†	8.00%	3/15/2018	1,000	1,097,500
Truven Health Analytics, Inc.†	10.625%	6/1/2020	1,450	1,660,250

Total				2,757,750

Hotels 0.38%

Host Hotels & Resorts LP	5.25%	3/15/2022	370	412,550
RHP Hotel Properties LP/RHP Finance Corp.†(h)	5.00%	4/15/2021	300	302,625
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	1,100	1,336,754
Wyndham Worldwide Corp.	3.90%	3/1/2023	1,075	1,080,673

Total				3,132,602

Household & Leisure Products 0.52%

American Standard Americas†	10.75%	1/15/2016	1,250	1,303,125
BC Mountain LLC/BC Mountain Finance, Inc.†	7.00%	2/1/2021	850	903,125
RSI Home Products, Inc.†	6.875%	3/1/2018	500	510,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Household & Leisure Products (continued)

Serta Simmons Holdings LLC†	8.125%	10/1/2020	$1,500	$1,565,625

Total				4,281,875

Insurance Brokerage 0.29%

HUB International Ltd.†	8.125%	10/15/2018	1,550	1,639,125
Willis North America, Inc.	7.00%	9/29/2019	600	716,344

Total				2,355,469

Integrated Energy 0.20%

Alta Wind Holdings LLC†	7.00%	6/30/2035	578	621,316
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	781	390,712
LUKOIL International Finance BV (Netherlands)†(b)	6.656%	6/7/2022	525	624,750

Total				1,636,778

Investments & Miscellaneous Financial Services 1.18%

FMR LLC†	5.35%	11/15/2021	800	921,515
KKR Group Finance Co.†	6.375%	9/29/2020	700	836,459
Legg Mason, Inc.	5.50%	5/21/2019	1,000	1,086,483
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	300	315,750
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,250	2,390,625
Nuveen Investments, Inc.†	9.125%	10/15/2017	2,200	2,282,500
Nuveen Investments, Inc.†	9.50%	10/15/2020	1,725	1,811,250

Total				9,644,582

Leisure 0.80%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.†	5.25%	3/15/2021	900	897,750
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	852	929,025
NCL Corp. Ltd.	9.50%	11/15/2018	455	516,425
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	775	788,563
Speedway Motorsports, Inc.†	6.75%	2/1/2019	800	858,000
Speedway Motorsports, Inc.	8.75%	6/1/2016	2,000	2,120,000
Viking Cruises Ltd.†	8.50%	10/15/2022	350	386,750

Total				6,496,513

Machinery 1.29%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	825	892,031
Flowserve Corp.	3.50%	9/15/2022	885	896,570
IDEX Corp.	4.50%	12/15/2020	625	684,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery (continued)

Manitowoc Co., Inc. (The)	5.875%	10/15/2022	$1,000	$1,052,500
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	2,250	2,553,750
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	2,000	2,220,000
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	1,050	1,090,688
Steelcase, Inc.	6.375%	2/15/2021	1,000	1,107,279

Total				10,497,142

Managed Care 0.18%

Centene Corp.	5.75%	6/1/2017	1,400	1,508,500

Media: Broadcast 0.81%

AMC Networks, Inc.	4.75%	12/15/2022	1,050	1,050,000
AMC Networks, Inc.	7.75%	7/15/2021	2,200	2,502,500
Clear Channel Communications, Inc.†	9.00%	12/15/2019	1,250	1,207,812
Clear Channel Communications, Inc.†	11.25%	3/1/2021	1,250	1,287,500
LIN Television Corp.	8.375%	4/15/2018	500	546,875

Total				6,594,687

Media: Cable 3.64%

Bresnan Broadband Holdings LLC†	8.00%	12/15/2018	1,250	1,368,750
Cablevision Systems Corp.	5.875%	9/15/2022	3,000	2,981,250
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.25%	3/15/2021	750	749,063
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	9/1/2023	1,000	1,007,500
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	650	703,625
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	1,325	1,487,313
CSC Holdings LLC	8.625%	2/15/2019	1,100	1,325,500
DISH DBS Corp.	4.625%	7/15/2017	1,350	1,407,375
DISH DBS Corp.†	5.00%	3/15/2023	1,400	1,384,250
DISH DBS Corp.	5.875%	7/15/2022	1,575	1,659,656
DISH DBS Corp.	6.75%	6/1/2021	1,225	1,365,875
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	700	780,500
Lynx I Corp.†	5.375%	4/15/2021	575	600,875
Lynx II Corp.†	6.375%	4/15/2023	1,575	1,657,687
Mediacom Broadband LLC/Mediacom Broadband Corp.†	6.375%	4/1/2023	2,275	2,371,687
Mediacom Communications Corp.	9.125%	8/15/2019	1,975	2,214,469
Nara Cable Funding Ltd. (Ireland)†(b)	8.875%	12/1/2018	750	789,375
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019	525	546,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	1,725	1,781,062
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	7.50%	3/15/2019	325	357,094
UPCB Finance V Ltd.†	7.25%	11/15/2021	1,150	1,276,500
Virgin Media Finance plc (United Kingdom)(b)	5.25%	2/15/2022	1,000	1,021,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Media: Cable (continued)

Virgin Media Finance plc (United Kingdom)(b)	8.375%		10/15/2019	$750	$841,875

Total					29,678,531

Media: Services 0.98%

Affinion Group, Inc.	11.50%		10/15/2015	2,000	1,755,000
Clear Channel Worldwide Holdings, Inc. Series B	7.625%		3/15/2020	1,500	1,573,125
Griffey Intermediate, Inc./Griffey Finance Sub LLC†	7.00%		10/15/2020	1,450	1,486,250
Southern Graphics, Inc.†	8.375%		10/15/2020	1,200	1,248,000
WMG Acquisition Corp.†	6.00%		1/15/2021	350	368,375
WMG Acquisition Corp.	11.50%		10/1/2018	1,300	1,532,375

Total					7,963,125

Medical Products 0.81%

Biomet, Inc.†	6.50%		8/1/2020	3,000	3,195,000
Grifols, Inc.	8.25%		2/1/2018	750	828,750
Hologic, Inc.	6.25%		8/1/2020	750	801,562
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%		11/1/2018	650	706,875
Polymer Group, Inc.	7.75%		2/1/2019	1,000	1,095,000

Total					6,627,187

Metals/Mining (Excluding Steel) 1.68%

American Rock Salt Co. LLC/American Rock
Capital Corp.†	8.25%		5/1/2018	1,500	1,432,500
Arch Coal, Inc.	7.25%		6/15/2021	1,000	902,500
Arch Coal, Inc.†	9.875%		6/15/2019	650	669,500
Boart Longyear Management Pty Ltd. (Australia)†(b)	7.00%		4/1/2021	1,000	1,037,500
Constellation Enterprises LLC†	10.625%		2/1/2016	925	975,875
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%		11/1/2019	2,500	2,709,375
Freeport-McMoRan Copper & Gold, Inc.†	3.875%		3/15/2023	1,100	1,105,399
Gold Fields Orogen Holding BVI Ltd.†	4.875%		10/7/2020	1,000	984,026
James River Coal Co.	7.875%		4/1/2019	275	133,375
KGHM International Ltd. (Canada)†(b)	7.75%		6/15/2019	750	791,250
Mirabela Nickel Ltd. (Australia)†(b)	8.75%		4/15/2018	1,300	1,199,250
New Gold, Inc. (Canada)†(b)	6.25%		11/15/2022	300	315,750
Noranda Aluminum Acquisition Corp. PIK	4.524%	#	5/15/2015	703	703,179
Teck Resources Ltd. (Canada)(b)	4.75%		1/15/2022	700	744,711

Total					13,704,190

Monoline Insurance 0.14%

Fidelity National Financial, Inc.	6.60%		5/15/2017	1,000	1,135,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Multi-Line Insurance 0.09%

AXA SA (France)†(b)(i)	6.379%	12/31/2049	$550	$548,625
ZFS Finance USA Trust V†	6.50%	5/9/2037	145	155,875

Total				704,500

Oil Field Equipment & Services 1.55%

BakerCorp International, Inc.	8.25%	6/1/2019	326	337,410
Dresser-Rand Group, Inc.	6.50%	5/1/2021	1,250	1,340,625
FMC Technologies, Inc.	3.45%	10/1/2022	750	762,874
Gulfmark Offshore, Inc.	6.375%	3/15/2022	1,365	1,426,425
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	3,000	3,120,000
Key Energy Services, Inc.	6.75%	3/1/2021	400	419,000
Offshore Group Investment Ltd.†	7.125%	4/1/2023	575	589,375
Oil States International, Inc.†	5.125%	1/15/2023	625	626,562
Oil States International, Inc.	6.50%	6/1/2019	1,150	1,236,250
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	250	268,125
Precision Drilling Corp. (Canada)(b)	6.625%	11/15/2020	375	402,188
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,000	1,088,164
SESI LLC	6.375%	5/1/2019	500	540,000
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	450	490,500

Total				12,647,498

Oil Refining & Marketing 0.47%

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	575	618,844
Tesoro Corp.	5.375%	10/1/2022	1,750	1,833,125
Tesoro Corp.	9.75%	6/1/2019	1,200	1,359,000

Total				3,810,969

Packaging 2.52%

AEP Industries, Inc.	8.25%	4/15/2019	1,800	1,966,500
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%	10/15/2020	850	945,625
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,870	2,094,400
Packaging Dynamics Corp.†	8.75%	2/1/2016	750	786,562
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	1,000	1,021,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	7,000	7,393,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	700	769,125
Sealed Air Corp.†	6.875%	7/15/2033	3,000	2,865,000
Sealed Air Corp.†	8.375%	9/15/2021	1,175	1,351,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Packaging (continued)

Tekni-Plex, Inc.†	9.75%	6/1/2019	$1,250	$1,387,500

Total				20,580,962

Pharmaceuticals 0.35%

Sky Growth Acquisition Corp.†	7.375%	10/15/2020	2,225	2,364,062
Zoetis, Inc.†	1.875%	2/1/2018	500	503,803

Total				2,867,865

Printing & Publishing 0.16%

ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	1,300	1,296,750

Property & Casualty 0.31%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	850	877,625
Liberty Mutual Group, Inc.†	4.95%	5/1/2022	230	252,660
Liberty Mutual Group, Inc.†(j)	10.75%	6/15/2058	925	1,433,750

Total				2,564,035

Railroads 0.25%

Florida East Coast Railway Corp.	8.125%	2/1/2017	1,500	1,616,250
Watco Cos LLC/Watco Finance Corp.†	6.375%	4/1/2023	400	413,500

Total				2,029,750

Real Estate Development & Management 0.18%

Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	800	860,000
Jones Lang LaSalle, Inc.	4.40%	11/15/2022	600	618,404

Total				1,478,404

Real Estate Investment Trusts 1.12%

Camden Property Trust	2.95%	12/15/2022	1,425	1,394,981
DDR Corp.	7.875%	9/1/2020	790	1,005,929
DuPont Fabros Technology LP	8.50%	12/15/2017	500	540,000
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	800	937,330
Health Care REIT, Inc.	4.95%	1/15/2021	1,000	1,113,558
Health Care REIT, Inc.	6.125%	4/15/2020	1,000	1,184,007
Kilroy Realty LP	3.80%	1/15/2023	1,100	1,128,878
ProLogis LP(k)	5.625%	11/15/2016	500	567,059
ProLogis LP(k)	6.875%	3/15/2020	25	30,722
Washington Real Estate Investment Trust	3.95%	10/15/2022	1,250	1,275,964

Total				9,178,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Restaurants 0.32%

DineEquity, Inc.	9.50%	10/30/2018	$2,250	$2,576,250

Software/Services 4.07%

Alliance Data Systems Corp.†	6.375%	4/1/2020	4,600	4,979,500
Ceridian Corp.†	11.00%	3/15/2021	250	269,375
Ceridian Corp.	11.25%	11/15/2015	500	518,750
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	1,725	1,757,125
First Data Corp.†	8.25%	1/15/2021	4,500	4,702,500
First Data Corp.†(h)	10.625%	6/15/2021	1,500	1,524,375
First Data Corp.	11.25%	3/31/2016	750	757,500
First Data Corp.†	11.25%	1/15/2021	1,475	1,541,375
First Data Corp.	12.625%	1/15/2021	2,556	2,782,845
Infor US, Inc.	9.375%	4/1/2019	1,000	1,138,750
NeuStar, Inc.†	4.50%	1/15/2023	600	576,000
Nuance Communications, Inc.†	5.375%	8/15/2020	2,500	2,543,750
SERENA Software, Inc.	10.375%	3/15/2016	401	409,020
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	1,750	1,960,000
SRA International, Inc.	11.00%	10/1/2019	1,275	1,345,125
SunGard Data Systems, Inc.†	6.625%	11/1/2019	2,750	2,853,125
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,600	1,720,000
SunGard Data Systems, Inc.	7.625%	11/15/2020	400	435,500
Syniverse Holdings, Inc.	9.125%	1/15/2019	1,250	1,378,125

Total				33,192,740

Specialty Retail 2.19%

Brookstone Co., Inc.†	13.00%	10/15/2014	528	525,360
Brown Shoe Co., Inc.	7.125%	5/15/2019	1,500	1,590,000
CDR DB Sub, Inc.†	7.75%	10/15/2020	2,400	2,478,000
Claire’s Stores, Inc.†	6.125%	3/15/2020	625	643,750
Claire’s Stores, Inc.	8.875%	3/15/2019	275	291,500
Claire’s Stores, Inc.†	9.00%	3/15/2019	850	964,750
J. Crew Group, Inc.	8.125%	3/1/2019	1,700	1,836,000
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,165,000
Limited Brands, Inc.	7.60%	7/15/2037	400	432,500
Limited Brands, Inc.	8.50%	6/15/2019	650	801,125
Michaels Stores, Inc.	7.75%	11/1/2018	600	658,500
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	750	830,625
QVC, Inc.†	4.375%	3/15/2023	725	734,397
QVC, Inc.†	7.375%	10/15/2020	1,200	1,329,419
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	700	734,125
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	1,000	1,081,250
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	1,650	1,751,063

Total				17,847,364

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Steel Producers/Products 0.57%

Allegheny Ludlum Corp.	6.95%	12/15/2025	$575	$671,488
Allegheny Technologies, Inc.	9.375%	6/1/2019	800	1,031,162
ArcelorMittal (Luxembourg)(b)	6.00%	3/1/2021	500	526,508
Atkore International, Inc.	9.875%	1/1/2018	1,250	1,378,125
JMC Steel Group†	8.25%	3/15/2018	1,000	1,065,000

Total				4,672,283

Support: Services 2.17%

Ashtead Capital, Inc.†	6.50%	7/15/2022	350	381,938
Avis Budget Car Rental	9.625%	3/15/2018	1,500	1,700,640
Avis Budget Car Rental	9.75%	3/15/2020	400	474,004
Corrections Corp. of America†(h)	4.125%	4/1/2020	625	639,844
DigitalGlobe, Inc.†	5.25%	2/1/2021	1,600	1,596,000
FTI Consulting, Inc.†	6.00%	11/15/2022	850	903,125
FTI Consulting, Inc.	6.75%	10/1/2020	1,370	1,489,875
Hertz Corp. (The)	5.875%	10/15/2020	200	212,000
Hertz Corp. (The)	7.50%	10/15/2018	2,200	2,439,250
Iron Mountain, Inc.	5.75%	8/15/2024	1,250	1,254,687
Iron Mountain, Inc.	7.75%	10/1/2019	800	893,000
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	825	938,437
Sotheby’s†	5.25%	10/1/2022	3,000	3,045,000
United Rentals North America, Inc.	6.125%	6/15/2023	600	645,000
United Rentals North America, Inc.	7.625%	4/15/2022	1,000	1,122,500

Total				17,735,300

Telecommunications Equipment 0.23%

CommScope, Inc.†	8.25%	1/15/2019	1,000	1,090,000
SES (Luxembourg)†(b)(h)	3.60%	4/4/2023	810	811,665

Total				1,901,665

Telecommunications: Integrated/Services 3.61%

CenturyLink, Inc.	6.15%	9/15/2019	3,000	3,184,233
CenturyLink, Inc.	6.45%	6/15/2021	2,750	2,919,653
Cogent Communications Group, Inc.†	8.375%	2/15/2018	500	556,250
Dycom Investments, Inc.	7.125%	1/15/2021	1,170	1,257,750
Equinix, Inc.	4.875%	4/1/2020	350	354,375
Equinix, Inc.	7.00%	7/15/2021	900	1,002,375
Frontier Communications Corp.	7.125%	1/15/2023	250	254,063
Frontier Communications Corp.(h)	7.625%	4/15/2024	700	721,875
Frontier Communications Corp.	9.25%	7/1/2021	700	806,750
GCI, Inc.	6.75%	6/1/2021	575	541,938
Hughes Satellite Systems Corp.	7.625%	6/15/2021	3,100	3,561,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Integrated/Services (continued)

Intelsat Jackson Holdings SA (Luxembourg)(b)	7.50%	4/1/2021	$1,650	$1,843,875
Intelsat Luxembourg SA (Luxembourg)†(b)(h)	6.75%	6/1/2018	300	310,500
Intelsat Luxembourg SA (Luxembourg)†(b)(h)	7.75%	6/1/2021	1,200	1,224,000
Intelsat Luxembourg SA (Luxembourg)†(b)(h)	8.125%	6/1/2023	700	714,000
Intelsat Luxembourg SA (Luxembourg)(b)	11.25%	2/4/2017	2,375	2,532,344
MasTec, Inc.	4.875%	3/15/2023	1,175	1,166,187
Sable International Finance Ltd.†	8.75%	2/1/2020	1,040	1,180,400
Telefonica Emisiones SAU (Spain)(b)	7.045%	6/20/2036	700	754,949
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	634	664,115
Windstream Corp.	7.00%	3/15/2019	2,750	2,822,187
Windstream Corp.	7.50%	4/1/2023	1,000	1,065,000

Total				29,437,944

Telecommunications: Wireless 4.46%

American Tower Corp.	3.50%	1/31/2023	700	695,698
American Tower Corp.	4.70%	3/15/2022	2,000	2,177,560
CC Holdings GS V LLC†	3.849%	4/15/2023	1,365	1,378,033
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2015	1,500	1,620,937
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	400	562,000
Cricket Communications, Inc.	7.75%	10/15/2020	3,300	3,308,250
Crown Castle International Corp.	5.25%	1/15/2023	1,450	1,480,812
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	2,000	2,245,000
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	1,750	1,846,250
MetroPCS Wireless, Inc.	6.625%	11/15/2020	1,000	1,048,750
MetroPCS Wireless, Inc.	7.875%	9/1/2018	1,250	1,371,875
NII Capital Corp.	8.875%	12/15/2019	925	700,687
NII Capital Corp.	10.00%	8/15/2016	490	442,225
SBA Telecommunications, Inc.†	5.75%	7/15/2020	1,000	1,043,750
SBA Telecommunications, Inc.	8.25%	8/15/2019	325	359,938
Sprint Capital Corp.	6.90%	5/1/2019	4,500	4,961,250
Sprint Nextel Corp.†	7.00%	3/1/2020	1,250	1,459,375
Sprint Nextel Corp.	7.00%	8/15/2020	2,500	2,762,500
Sprint Nextel Corp.	9.125%	3/1/2017	1,250	1,484,375
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	750	821,250
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	575	645,438
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	1,000	1,046,250
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	2,750	2,928,750

Total				36,390,953

Theaters & Entertainment 0.47%

Cinemark USA, Inc.	8.625%	6/15/2019	1,100	1,219,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Theaters & Entertainment (continued)

Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	$1,125		$1,233,281
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	1,250		1,365,625

Total					3,818,531

Transportation (Excluding Air/Rail) 0.41%

Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	625		664,364
Commercial Barge Line Co.	12.50%	7/15/2017	475		518,344
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	900		954,000
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	1,095		1,174,180

Total					3,310,888

Total High Yield Corporate Bonds (cost $582,611,243)					620,805,255

	Dividend Rate		Shares (000)

PREFERRED STOCKS 0.42%

Agency/Government Related 0.01%

Fannie Mae*	Zero Coupon		21		66,625

Banking 0.27%

GMAC Capital Trust I	8.125%		25		680,000
Texas Capital Bancshares, Inc.	6.50%		40		1,010,800
U.S. Bancorp	3.50%		–	(d)	555,975

Total					2,246,775

Property & Casualty Insurance 0.09%

Allstate Corp. (The)	5.10%		27		718,379

Steel Producers/Products 0.05%

ArcelorMittal (Luxembourg)(b)	6.00%		20		419,000

Total Preferred Stocks (cost $3,827,056)					3,450,779

	Exercise Price	Expiration Date

WARRANT 0.01%

Auto Parts & Equipment

Cooper-Standard Holdings, Inc.* (cost $24,655)	$27.33	11/27/2017	3		41,241

Total Long-Term Investments (cost $734,821,796)					783,113,934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Investments	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENT 3.52%

Repurchase Agreement

Repurchase Agreement dated 3/28/2013, 0.01% due 4/1/2013 with Fixed Income Clearing Corp. collateralized by $29,285,000 of Federal Home Loan Bank at 0.30% due 11/15/2013; value: $29,321,606; proceeds: $28,745,060 (cost $28,745,028)	$28,745	$28,745,028

Total Investments in Securities 99.52% (cost $763,566,824)		811,858,962

Cash and Other Assets in Excess of Liabilities(l) 0.48%		3,909,039

Net Assets 100.00%		$815,768,001

CHF	Swiss franc.
EUR	euro.
ETF	Exchange Traded Fund.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
˜	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate in effect at March 28, 2013.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Amount represents less than 1,000 shares.
(e)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 28, 2013.

(f)	Floating Rate Loan included as a Level 3 investment in the fair value hierarchy table located in Note 2(i). Total Floating Rate Loans included in Level 3 amounted to $779,354.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Security purchased on a when-issued basis (See Note 2(g)).
(i)

Debenture pays interest at an annual fixed rate of 6.379% through December 14, 2036. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.25% through December 14, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 14, 2036.

(j)

Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.

(k)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of March 28, 2013.
(l)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on open futures contracts and forward foreign currency exchange contracts, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 28, 2013

Open Futures Contracts at March 28, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	June 2013	80	Short	$(10,558,750)	$(27,638)

Open Forward Foreign Currency Exchange Contracts at March 28, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

euro	Sell	J.P. Morgan	6/11/2013	1,252,000	$1,687,398	$1,605,666	$81,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.52%

Aerospace & Defense 4.94%

Lockheed Martin Corp.	18,000	$1,737
United Technologies Corp.	44,800	4,186

Total		5,923

Air Freight & Logistics 1.56%

C.H. Robinson Worldwide, Inc.	16,341	972
FedEx Corp.	9,100	893

Total		1,865

Beverages 5.62%

Coca-Cola Co. (The)	91,468	3,699
PepsiCo, Inc.	38,324	3,032

Total		6,731

Capital Markets 2.13%

Eaton Vance Corp.	10,844	454
Franklin Resources, Inc.	7,160	1,080
SEI Investments Co.	12,691	366
T. Rowe Price Group, Inc.	8,748	655

Total		2,555

Chemicals 7.08%

Albemarle Corp.	11,481	718
Ecolab, Inc.	10,270	824
International Flavors & Fragrances, Inc.	5,100	391
Monsanto Co.	29,200	3,084
PPG Industries, Inc.	6,404	858
Praxair, Inc.	14,204	1,584
RPM International, Inc.	10,200	322
Sherwin-Williams Co. (The)	750	127
Sigma-Aldrich Corp.	4,700	365
Valspar Corp.	3,427	213

Total		8,486

Commercial Banks 0.10%

Commerce Bancshares, Inc.	3,077	126

Commercial Services & Supplies 0.17%

Cintas Corp.	4,606	203

Communications Equipment 1.18%

Harris Corp.	4,600	213
QUALCOMM, Inc.	17,975	1,204

Total		1,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Containers & Packaging 0.26%

AptarGroup, Inc.	2,566	$147
Bemis Co., Inc.	4,088	165

Total		312

Diversified Telecommunication Services 2.01%

AT&T, Inc.	65,819	2,415

Electric: Utilities 4.14%

NextEra Energy, Inc.	11,521	895
Northeast Utilities	22,470	977
PPL Corp.	38,616	1,209
Southern Co. (The)	40,058	1,879

Total		4,960

Electrical Equipment 2.39%

Emerson Electric Co.	51,211	2,861

Energy Equipment & Services 0.16%

Helmerich & Payne, Inc.	3,100	188

Food & Staples Retailing 4.85%

Sysco Corp.	23,437	824
Wal-Mart Stores, Inc.	56,854	4,255
Walgreen Co.	15,418	735

Total		5,814

Food Products 1.84%

Archer Daniels Midland Co.	21,330	720
Bunge Ltd.	11,486	848
Hormel Foods Corp.	5,357	221
McCormick & Co., Inc.	5,700	419

Total		2,208

Gas Utilities 0.40%

National Fuel Gas Co.	3,354	206
UGI Corp.	7,000	268

Total		474

Health Care Equipment & Supplies 4.65%

Abbott Laboratories	35,800	1,265
Becton, Dickinson & Co.	12,500	1,195
C.R. Bard, Inc.	7,108	716
Medtronic, Inc.	51,100	2,400

Total		5,576

Health Care Providers & Services 1.10%

Cardinal Health, Inc.	31,768	1,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Hotels, Restaurants & Leisure 3.38%

McDonald’s Corp.	40,700	$4,057

Household Durables 0.17%

Leggett & Platt, Inc.	6,000	203

Household Products 6.61%

Colgate-Palmolive Co.	21,126	2,493
Kimberly-Clark Corp.	41,295	4,046
Procter & Gamble Co. (The)	17,864	1,377

Total		7,916

Industrial Conglomerates 3.24%

3M Co.	34,900	3,710
Carlisle Cos., Inc.	2,500	170

Total		3,880

Information Technology Services 3.70%

Automatic Data Processing, Inc.	2,956	192
International Business Machines Corp.	19,907	4,246

Total		4,438

Insurance 3.64%

ACE Ltd. (Switzerland)(a)	17,099	1,521
Aflac, Inc.	31,498	1,639
Brown & Brown, Inc.	4,725	151
Cincinnati Financial Corp.	2,700	128
HCC Insurance Holdings, Inc.	4,400	185
RenaissanceRe Holdings Ltd.	5,911	544
W.R. Berkley Corp.	4,422	196

Total		4,364

Leisure Equipment & Products 0.63%

Polaris Industries, Inc.	8,199	758

Machinery 5.42%

Caterpillar, Inc.	33,171	2,885
CLARCOR, Inc.	2,251	118
Donaldson Co., Inc.	5,900	213
Dover Corp.	6,547	477
Graco, Inc.	2,600	151
Illinois Tool Works, Inc.	35,900	2,188
Lincoln Electric Holdings, Inc.	3,293	178
Nordson Corp.	2,154	142
Valmont Industries, Inc.	900	142

Total		6,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Multi-Line Retail 2.44%

Family Dollar Stores, Inc.	23,298	$1,376
Target Corp.	22,554	1,544

Total		2,920

Multi-Utilities 0.47%

MDU Resources Group, Inc.	7,571	189
SCANA Corp.	7,298	374

Total		563

Oil, Gas & Consumable Fuels 10.31%

Chevron Corp.	18,900	2,246
Energen Corp.	2,744	143
EOG Resources, Inc.	11,000	1,409
Exxon Mobil Corp.	45,507	4,100
Murphy Oil Corp.	22,800	1,453
Occidental Petroleum Corp.	38,300	3,001

Total		12,352

Pharmaceuticals 5.10%

AbbVie, Inc.	82,147	3,350
Johnson & Johnson	33,819	2,757

Total		6,107

Road & Rail 0.96%

Norfolk Southern Corp.	14,908	1,149

Semiconductors & Semiconductor Equipment 0.56%

Linear Technology Corp.	2,994	115
Microchip Technology, Inc.	15,066	554

Total		669

Software 0.12%

FactSet Research Systems, Inc.	1,540	143

Specialty Retail 3.67%

Ross Stores, Inc.	27,600	1,673
TJX Cos., Inc. (The)	58,239	2,723

Total		4,396

Textiles, Apparel & Luxury Goods 1.53%

NIKE, Inc. Class B	20,062	1,184
VF Corp.	3,870	649

Total		1,833

Thrifts & Mortgage Finance 0.45%

People’s United Financial, Inc.	40,200	540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Tobacco 1.28%

Altria Group, Inc.	44,500	$1,530

Trading Companies & Distributors 1.02%

W.W. Grainger, Inc.	4,306	969
Watsco, Inc.	3,000	252

Total		1,221

Water Utilities 0.15%

Aqua America, Inc.	5,625	177

Wireless Telecommunication Services 0.09%

Telephone & Data Systems, Inc.	5,400	114

Total Common Stocks (cost $109,707,948)		119,260

SHORT-TERM INVESTMENT 0.17%

	Principal Amount (000)

Repurchase Agreement

Repurchase Agreement dated 3/28/2013, 0.01% due 4/1/2013 with Fixed Income Clearing Corp. collateralized by $205,000 of Federal Home Loan Bank at 0.30% due 11/15/2013; value: $205,256; proceeds: $201,147 (cost $201,147)	$201	201

Total Investments in Securities 99.69% (cost $109,909,095)		119,461

Cash and Other Assets in Excess of Liabilities(b) 0.31%		367

Net Assets 100.00%		$119,828

(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at March 28, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

E-Mini S&P 500 Index	June 2013	4	Long	$312,540	$4,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 97.22%

Aerospace & Defense 2.81%

Boeing Co. (The)	3,024	$260
Honeywell International, Inc.	5,434	409
Precision Castparts Corp.	344	65
United Technologies Corp.	5,348	500

Total		1,234

Automobiles 0.83%

Ford Motor Co.	27,538	362

Beverages 2.58%

Coca-Cola Co. (The)	14,202	574
PepsiCo, Inc.	7,023	556

Total		1,130

Biotechnology 1.75%

Gilead Sciences, Inc.*	7,091	347
Medivation, Inc.*	2,599	122
Vertex Pharmaceuticals, Inc.*	5,445	299

Total		768

Capital Markets 3.62%

Artisan Partners Asset Management, Inc.*	575	23
Franklin Resources, Inc.	629	95
Goldman Sachs Group, Inc. (The)	4,912	723
Morgan Stanley	14,060	309
State Street Corp.	996	59
T. Rowe Price Group, Inc.	2,984	223
TD Ameritrade Holding Corp.	7,645	157

Total		1,589

Chemicals 3.72%

Celanese Corp. Series A	5,864	258
Dow Chemical Co. (The)	9,531	304
E.I. du Pont de Nemours & Co.	1,202	59
LyondellBasell Industries NV Class A (Netherlands)(a)	6,523	413
Monsanto Co.	4,662	492
Mosaic Co. (The)	1,778	106

Total		1,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Commercial Banks 4.53%

Fifth Third Bancorp	15,994	$261
PNC Financial Services Group, Inc. (The)	3,528	235
Regions Financial Corp.	25,258	207
SunTrust Banks, Inc.	6,881	198
U.S. Bancorp	8,939	303
Wells Fargo & Co.	21,153	782

Total		1,986

Communications Equipment 3.03%

Cisco Systems, Inc.	18,467	386
QUALCOMM, Inc.	14,070	942

Total		1,328

Computers & Peripherals 5.36%

Apple, Inc.	4,283	1,896
EMC Corp.*	13,172	315
Hewlett-Packard Co.	4,245	101
NetApp, Inc.*	1,229	42

Total		2,354

Construction & Engineering 0.69%

Fluor Corp.	4,553	302

Consumer Finance 1.33%

Capital One Financial Corp.	10,591	582

Containers & Packaging 0.68%

Rock-Tenn Co. Class A	3,207	298

Diversified Financial Services 3.79%

Bank of America Corp.	26,537	323
Citigroup, Inc.	11,127	493
JPMorgan Chase & Co.	17,852	847

Total		1,663

Diversified Telecommunication Services 2.93%

AT&T, Inc.	14,401	528
CenturyLink, Inc.	7,974	280
Verizon Communications, Inc.	9,698	477

Total		1,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Electric: Utilities 0.73%

Duke Energy Corp.	1,978	$144
NextEra Energy, Inc.	2,298	178

Total		322

Electrical Equipment 1.34%

Eaton Corp. plc (Ireland)(a)	1,447	88
Emerson Electric Co.	8,928	499

Total		587

Energy Equipment & Services 1.54%

Halliburton Co.	2,692	109
Schlumberger Ltd.	6,121	458
Weatherford International Ltd. (Switzerland)	9,124	111

Total		678

Food & Staples Retailing 1.16%

CVS Caremark Corp.	7,307	402
Wal-Mart Stores, Inc.	1,436	107

Total		509

Food Products 1.73%

Kellogg Co.	4,949	319
Mondelez International, Inc. Class A	14,424	441

Total		760

Health Care Equipment & Supplies 1.09%

Abbott Laboratories	1,608	57
Covidien plc (Ireland)(a)	6,220	422

Total		479

Health Care Providers & Services 2.58%

Express Scripts Holding Co.*	11,827	682
HCA Holdings, Inc.	4,634	188
UnitedHealth Group, Inc.	4,583	262

Total		1,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Hotels, Restaurants & Leisure 2.77%

Carnival Corp.	2,292	$79
Hyatt Hotels Corp. Class A*	3,094	134
Marriott International, Inc. Class A	4,300	181
MGM Resorts International*	27,842	366
Starwood Hotels & Resorts Worldwide, Inc.	2,335	149
Wynn Resorts Ltd.	2,449	306

Total		1,215

Household Products 2.60%

Colgate-Palmolive Co.	4,101	484
Procter & Gamble Co. (The)	8,548	659

Total		1,143

Industrial Conglomerates 1.04%

General Electric Co.	19,707	456

Information Technology Services 1.50%

International Business Machines Corp.	3,084	658

Insurance 2.84%

Chubb Corp. (The)	1,897	166
Hartford Financial Services Group, Inc.	10,770	278
MetLife, Inc.	6,896	262
Prudential Financial, Inc.	5,430	320
Travelers Cos., Inc. (The)	2,621	221

Total		1,247

Internet & Catalog Retail 0.17%

Amazon.com, Inc.*	275	73

Internet Software & Services 3.24%

eBay, Inc.*	2,097	114
Google, Inc. Class A*	1,360	1,080
Monster Worldwide, Inc.*	44,594	226

Total		1,420

Machinery 1.75%

Caterpillar, Inc.	1,955	170
Dover Corp.	3,988	291
PACCAR, Inc.	6,096	308

Total		769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Media 1.50%

Time Warner, Inc.	3,938	$227
Walt Disney Co. (The)	7,577	430

Total		657

Metals & Mining 1.44%

Freeport-McMoRan Copper & Gold, Inc.	8,751	290
Reliance Steel & Aluminum Co.	3,240	231
United States Steel Corp.	5,813	113

Total		634

Multi-Line Retail 1.15%

Macy’s, Inc.	3,221	135
Target Corp.	5,399	369

Total		504

Multi-Utilities 0.62%

Dominion Resources, Inc.	2,396	139
PG&E Corp.	2,964	132

Total		271

Oil, Gas & Consumable Fuels 9.83%

Anadarko Petroleum Corp.	4,914	430
Cabot Oil & Gas Corp.	1,594	108
Chevron Corp.	6,133	729
Continental Resources, Inc.*	1,005	87
Devon Energy Corp.	1,202	68
EOG Resources, Inc.	2,903	372
EQT Corp.	1,404	95
Exxon Mobil Corp.	9,368	844
Hess Corp.	6,398	458
Marathon Petroleum Corp.	2,389	214
Noble Energy, Inc.	1,242	144
Occidental Petroleum Corp.	3,084	242
Range Resources Corp.	2,151	174
Suncor Energy, Inc. (Canada)(a)	11,571	347

Total		4,312

Pharmaceuticals 6.03%

Eli Lilly & Co.	5,374	305
Johnson & Johnson	10,984	895
Merck & Co., Inc.	11,009	487
Pfizer, Inc.	33,146	957

Total		2,644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts 0.83%

Host Hotels & Resorts, Inc.	20,815	$364

Road & Rail 2.90%

Hertz Global Holdings, Inc.*	21,287	474
Union Pacific Corp.	5,621	800

Total		1,274

Semiconductors & Semiconductor Equipment 2.51%

Broadcom Corp. Class A	6,463	224
Intel Corp.	15,034	328
Micron Technology, Inc.*	25,320	253
Texas Instruments, Inc.	8,360	297

Total		1,102

Software 2.95%

Activision Blizzard, Inc.	1,431	21
Informatica Corp.*	5,084	175
Microsoft Corp.	15,443	442
Oracle Corp.	13,024	421
VMware, Inc. Class A*	2,961	234

Total		1,293

Specialty Retail 2.80%

AutoZone, Inc.*	456	181
Dick’s Sporting Goods, Inc.	7,388	350
Home Depot, Inc. (The)	8,280	578
Tiffany & Co.	1,717	119

Total		1,228

Tobacco 0.93%

Altria Group, Inc.	5,626	194
Philip Morris International, Inc.	2,320	215

Total		409

Total Common Stocks (cost $34,074,982)		42,653

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 28, 2013

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 2.60%

Repurchase Agreement

Repurchase Agreement dated 3/28/2013, 0.01% due 4/1/2013 with Fixed Income Clearing Corp. collateralized by $1,145,000 of U.S. Treasury Note at 2.00% due 11/30/2013; value: $1,166,469; proceeds: $1,139,718 (cost $1,139,716)	$1,140	$1,140

Total Investments in Securities 99.82% (cost $35,214,698)		43,793

Cash and Other Assets in Excess of Liabilities 0.18%		79

Net Assets 100.00%		$43,872

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 28, 2013

Investments	Shares	Fair Value

COMMON STOCKS 100.14%

Aerospace & Defense 1.85%

DigitalGlobe, Inc.*	127	$3,672
Hexcel Corp.*	303	8,790

Total		12,462

Airlines 2.16%

Allegiant Travel Co.	88	7,813
US Airways Group, Inc.*	398	6,754

Total		14,567

Automobiles 0.49%

Tesla Motors, Inc.*	88	3,334

Beverages 1.02%

Boston Beer Co., Inc. (The) Class A*	43	6,865

Biotechnology 10.27%

Acorda Therapeutics, Inc.*	170	5,445
Aegerion Pharmaceuticals, Inc.*	196	7,907
Alnylam Pharmaceuticals, Inc.*	209	5,093
ARIAD Pharmaceuticals, Inc.*	234	4,233
BioMarin Pharmaceutical, Inc.*	73	4,545
Cepheid, Inc.*	154	5,909
Genomic Health, Inc.*	59	1,669
Incyte Corp.*	157	3,675
Infinity Pharmaceuticals, Inc.*	88	4,265
Ironwood Pharmaceuticals, Inc.*	300	5,487
Isis Pharmaceuticals, Inc.*	277	4,693
Medivation, Inc.*	33	1,544
Onyx Pharmaceuticals, Inc.*	21	1,866
Pharmacyclics, Inc.*	64	5,146
Sarepta Therapeutics, Inc.*	113	4,175
Synageva BioPharma Corp.*	64	3,515

Total		69,167

Building Products 0.39%

Trex Co., Inc.*	54	2,656

Capital Markets 4.07%

Artisan Partners Asset
Management, Inc.*	109	4,300
Evercore Partners, Inc. Class A	27	1,123
Financial Engines, Inc.	329	11,916
Stifel Financial Corp.*	190	6,587
WisdomTree Investments, Inc.*	336	3,495

Total		27,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 28, 2013

Investments	Shares	Fair Value

Chemicals 1.59%

Axiall Corp.	172	$10,692

Commercial Banks 2.48%

Bank of the Ozarks, Inc.	140	6,209
SVB Financial Group*	76	5,391
Western Alliance Bancorp*	369	5,107

Total		16,707

Commercial Services & Supplies 0.32%

Performant Financial Corp.*	175	2,149

Communications Equipment 3.59%

Aruba Networks, Inc.*	330	8,165
Ixia*	369	7,985
Palo Alto Networks, Inc.*	62	3,509
Ruckus Wireless, Inc.*	214	4,494

Total		24,153

Diversified Consumer Services 1.02%

LifeLock, Inc.*	714	6,876

Electronic Equipment, Instruments & Components 1.47%

FEI Co.	78	5,035
IPG Photonics Corp.	73	4,848

Total		9,883

Energy Equipment & Services 4.94%

Atwood Oceanics, Inc.*	110	5,779
CARBO Ceramics, Inc.	71	6,466
Dril-Quip, Inc.*	113	9,850
Forum Energy Technologies, Inc.*	185	5,321
Geospace Technologies Corp.*	54	5,828

Total		33,244

Food & Staples Retailing 0.93%

PriceSmart, Inc.	41	3,191
United Natural Foods, Inc.*	62	3,050

Total		6,241

Food Products 1.27%

Annie’s, Inc.*	134	5,127
Hain Celestial Group, Inc. (The)*	56	3,420

Total		8,547

Health Care Equipment & Supplies 3.41%

Align Technology, Inc.*	136	4,557
DexCom, Inc.*	415	6,939
Endologix, Inc.*	273	4,409
HeartWare International, Inc.*	36	3,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 28, 2013

Investments	Shares	Fair Value

Health Care Equipment & Supplies (continued)

Insulet Corp.*	149	$3,853

Total		22,942

Health Care Providers & Services 4.63%

Air Methods Corp.	215	10,372
MWI Veterinary Supply, Inc.*	66	8,729
Team Health Holdings, Inc.*	332	12,078

Total		31,179

Health Care Technology 2.56%

athenahealth, Inc.*	94	9,122
Medidata Solutions, Inc.*	140	8,117

Total		17,239

Hotels, Restaurants & Leisure 1.50%

Chuy’s Holdings, Inc.*	208	6,777
Krispy Kreme Doughnuts, Inc.*	230	3,321

Total		10,098

Household Durables 1.02%

SodaStream International Ltd. (Israel)*(a)	138	6,850

Information Technology Services 2.00%

EPAM Systems, Inc.*	298	6,922
MAXIMUS, Inc.	82	6,558

Total		13,480

Internet & Catalog Retail 1.70%

HomeAway, Inc.*	191	6,208
Shutterfly, Inc.*	119	5,256

Total		11,464

Internet Software & Services 6.14%

Angie’s List, Inc.*	290	5,730
Cornerstone OnDemand, Inc.*	175	5,968
CoStar Group, Inc.*	107	11,712
MercadoLibre, Inc. (Argentina)(a)	54	5,214
OpenTable, Inc.*	94	5,920
Trulia, Inc.*	105	3,295
Yelp, Inc.*	148	3,509

Total		41,348

Leisure Equipment & Products 1.10%

Brunswick Corp.	216	7,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 28, 2013

Investments	Shares	Fair Value

Machinery 5.38%

Chart Industries, Inc.*	82	$6,561
Manitowoc Co., Inc. (The)	306	6,291
Middleby Corp.*	55	8,368
Proto Labs, Inc.*	186	9,133
RBC Bearings, Inc.*	116	5,865

Total		36,218

Media 3.33%

Imax Corp. (Canada)*(a)	227	6,068
Lions Gate Entertainment Corp.*	306	7,273
Pandora Media, Inc.*	494	6,995
Shutterstock, Inc.*	46	2,069

Total		22,405

Oil, Gas & Consumable Fuels 3.42%

Cheniere Energy, Inc.*	138	3,864
GasLog Ltd.	517	6,648
Kodiak Oil & Gas Corp.*	299	2,718
Oasis Petroleum, Inc.*	257	9,784

Total		23,014

Professional Services 3.35%

Corporate Executive Board Co. (The)	97	5,641
On Assignment, Inc.*	300	7,593
Robert Half International, Inc.	185	6,943
WageWorks, Inc.*	95	2,378

Total		22,555

Real Estate Management & Development 0.95%

Zillow, Inc.	117	6,396

Road & Rail 3.14%

Avis Budget Group, Inc.*	351	9,768
Genesee & Wyoming, Inc. Class A*	48	4,469
Swift Transportation Co.*	488	6,920

Total		21,157

Semiconductors & Semiconductor Equipment 4.83%

Cavium, Inc.*	221	8,577
Cree, Inc.*	217	11,872
First Solar, Inc.*	61	1,645
MEMC Electronic Materials, Inc.*	1,095	4,818
SunPower Corp.*	489	5,643

Total		32,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 28, 2013

Investments	Shares	Fair Value

Software 8.25%

Aspen Technology, Inc.*	160	$5,166
CommVault Systems, Inc.*	84	6,886
Concur Technologies, Inc.*	23	1,579
Guidewire Software, Inc.*	93	3,575
Imperva, Inc.*	133	5,121
Infoblox, Inc.*	254	5,512
Jive Software, Inc.*	243	3,694
NetSuite, Inc.*	88	7,045
Silver Spring Networks, Inc.*	163	2,825
Splunk, Inc.*	182	7,285
Synchronoss Technologies, Inc.*	163	5,058
Ultimate Software Group, Inc. (The)*	17	1,771

Total		55,517

Specialty Retail 1.71%

Dick’s Sporting Goods, Inc.	13	615
Five Below, Inc.*	43	1,629
Lumber Liquidators Holdings, Inc.*	67	4,705
Restoration Hardware Holdings, Inc.*	130	4,550

Total		11,499

Textiles, Apparel & Luxury Goods 1.20%

Steven Madden Ltd.*	54	2,330
Tumi Holdings, Inc.*	274	5,737

Total		8,067

Trading Companies & Distributors 2.66%

Air Lease Corp.	298	8,737
United Rentals, Inc.*	167	9,180

Total		17,917

Total Investments in Common Stocks 100.14% (cost $616,715)		674,256

Liabilities in Excess of Cash and Other Assets (0.14)%		(973)

Net Assets 100%		$673,283

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.71%

Aerospace & Defense 1.67%

United Technologies Corp.	64,243	$6,002

Beverages 0.77%

Coca-Cola Co. (The)	68,888	2,786

Biotechnology 4.30%

Celgene Corp.*	46,236	5,359
Incyte Corp.*	160,000	3,746
Onyx Pharmaceuticals, Inc.*	46,900	4,168
Sarepta Therapeutics, Inc.*	59,500	2,198
Total		15,471

Capital Markets 3.57%

Affiliated Managers Group, Inc.*	22,000	3,378
Artisan Partners Asset Management, Inc.*	32,818	1,295
Franklin Resources, Inc.	19,100	2,880
Raymond James Financial, Inc.	94,600	4,361
TD Ameritrade Holding Corp.	46,100	951
Total		12,865

Chemicals 1.68%

Ashland, Inc.	23,900	1,776
Axiall Corp.	49,400	3,070
Celanese Corp. Series A	27,100	1,194
Total		6,040

Commercial Banks 4.91%

Fifth Third Bancorp	139,700	2,278
First Republic Bank	56,300	2,174
PNC Financial Services Group, Inc. (The)	29,519	1,963
Signature Bank*	17,315	1,364
SunTrust Banks, Inc.	115,500	3,328
U.S. Bancorp	57,500	1,951
Wells Fargo & Co.	124,800	4,616
Total		17,674

Communications Equipment 0.44%

QUALCOMM, Inc.	23,402	1,567

Computers & Peripherals 1.71%

NCR Corp.*	224,000	6,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)
Construction & Engineering 2.66%

Jacobs Engineering Group, Inc.*	71,700	$4,032
URS Corp.	116,700	5,533
Total		9,565

Consumer Finance 1.54%

Capital One Financial Corp.	100,900	5,545

Containers & Packaging 0.60%

Berry Plastics Group, Inc.*	113,909	2,170

Diversified Financial Services 6.11%

Citigroup, Inc.	217,300	9,613
IntercontinentalExchange, Inc.*	13,500	2,202
JPMorgan Chase & Co.	214,934	10,201
Total		22,016

Diversified Telecommunication Services 3.98%

AT&T, Inc.	183,400	6,729
Verizon Communications, Inc.	155,000	7,618
Total		14,347

Electric: Utilities 1.82%

Duke Energy Corp.	32,866	2,386
Edison International	11,400	574
NextEra Energy, Inc.	21,900	1,701
Xcel Energy, Inc.	63,200	1,877
Total		6,538

Electrical Equipment 1.09%

Eaton Corp. plc (Ireland)(a)	64,340	3,941

Electronic Equipment, Instruments & Components 1.73%

Anixter International, Inc.	51,000	3,566
Arrow Electronics, Inc.*	65,100	2,644

Total		6,210

Energy Equipment & Services 1.16%

Halliburton Co.	42,400	1,713
Schlumberger Ltd.	33,017	2,473
Total		4,186

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)
Food & Staples Retailing 0.49%

CVS Caremark Corp.	31,967	$1,758

Food Products 3.28%

Archer Daniels Midland Co.	60,219	2,031
Bunge Ltd.	32,493	2,399
Kraft Foods Group, Inc.	68,217	3,515
Mondelez International, Inc. Class A	126,653	3,877
Total		11,822

Health Care Providers & Services 8.32%

CIGNA Corp.	68,200	4,254
Community Health Systems, Inc.	96,953	4,595
DaVita HealthCare Partners, Inc.*	27,400	3,249
Express Scripts Holding Co.*	92,700	5,344
Humana, Inc.	74,200	5,128
Laboratory Corp. of America Holdings*	45,900	4,140
Team Health Holdings, Inc.*	89,804	3,267
Total		29,977

Hotels, Restaurants & Leisure 0.85%

Darden Restaurants, Inc.	59,100	3,054

Household Products 1.02%

Kimberly-Clark Corp.	37,600	3,684

Information Technology Services 1.23%

Alliance Data Systems Corp.*	27,300	4,420

Insurance 6.59%

ACE Ltd. (Switzerland)(a)	40,741	3,625
Allstate Corp. (The)	93,410	4,584
Berkshire Hathaway, Inc. Class B*	33,551	3,496
Marsh & McLennan Cos., Inc.	63,502	2,411
Prudential Financial, Inc.	73,100	4,312
Travelers Cos., Inc. (The)	63,100	5,312
Total		23,740

Internet Software & Services 1.01%

eBay, Inc.*	66,900	3,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 2.87%

Life Technologies Corp.*	73,300	$4,737
Thermo Fisher Scientific, Inc.	73,003	5,584
Total		10,321

Machinery 0.17%

Kennametal, Inc.	15,700	613

Media 4.55%

Comcast Corp. Class A	109,400	4,596
Interpublic Group of Cos., Inc. (The)	252,300	3,288
Time Warner, Inc.	93,600	5,393
Walt Disney Co. (The)	55,000	3,124
Total		16,401

Metals & Mining 0.90%

Reliance Steel & Aluminum Co.	45,600	3,245

Multi-Line Retail 2.39%

Macy’s, Inc.	108,554	4,542
Target Corp.	59,500	4,073
Total		8,615

Multi-Utilities 0.98%

Dominion Resources, Inc.	37,600	2,187
PG&E Corp.	30,400	1,354
Total		3,541

Oil, Gas & Consumable Fuels 9.43%

Anadarko Petroleum Corp.	52,804	4,618
Chevron Corp.	32,200	3,826
EOG Resources, Inc.	17,100	2,190
Exxon Mobil Corp.	80,711	7,273
Noble Energy, Inc.	30,000	3,470
Occidental Petroleum Corp.	66,200	5,188
Range Resources Corp.	12,900	1,045
Valero Energy Corp.	139,400	6,341
Total		33,951

Paper & Forest Products 0.43%

International Paper Co.	33,400	1,556

Pharmaceuticals 3.14%

Actavis, Inc.*	42,800	3,942
Eli Lilly & Co.	84,900	4,822
Teva Pharmaceutical Industries Ltd. ADR	63,732	2,529
Total		11,293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)
Professional Services 0.72%

Robert Half International, Inc.	68,800	$2,582

Real Estate Management & Development 0.73%

Jones Lang LaSalle, Inc.	26,600	2,644

Road & Rail 1.14%

Hertz Global Holdings, Inc.*	183,900	4,094

Semiconductors & Semiconductor Equipment 1.61%

Broadcom Corp. Class A	92,000	3,189
Xilinx, Inc.	68,500	2,615
Total		5,804

Software 0.55%

Microsoft Corp.	69,200	1,980

Specialty Retail 3.83%

Bed Bath & Beyond, Inc.*	53,100	3,421
Foot Locker, Inc.	81,800	2,801
GNC Holdings, Inc. Class A	110,600	4,344
Home Depot, Inc. (The)	46,400	3,238

Total		13,804

Textiles, Apparel & Luxury Goods 0.74%

VF Corp.	15,900	2,667
Total Common Stocks (cost $292,515,222)		348,289

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.10%

Repurchase Agreement

Repurchase Agreement dated 3/28/2013, 0.01% due 4/1/2013 with Fixed Income Clearing Corp. collateralized by $15,030,000 of Federal Home Loan Bank at 0.30% due 11/15/2013; value: $15,048,788; proceeds: $14,750,563 (cost $14,750,546)	$14,751	14,751

Total Investments in Securities 100.81% (cost $307,265,768)		363,040

Liabilities in Excess of Cash and Other Assets (0.81)%		(2,905)

Net Assets 100.00%		$360,135

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 102.26%

Aerospace & Defense 1.44%

United Technologies Corp.	155,397	$14,519

Beverages 0.96%

Coca-Cola Co. (The)	238,900	9,661

Biotechnology 3.72%

Celgene Corp.*	168,485	19,529
Gilead Sciences, Inc.*	42,600	2,084
Onyx Pharmaceuticals, Inc.*	179,051	15,911

Total		37,524

Capital Markets 2.55%

Artisan Partners Asset
Management, Inc.*	79,512	3,137
Franklin Resources, Inc.	126,900	19,138
TD Ameritrade Holding Corp.	169,600	3,497

Total		25,772

Chemicals 1.08%

Ashland, Inc.	89,700	6,665
Celanese Corp. Series A	95,700	4,215

Total		10,880

Commercial Banks 6.31%

Fifth Third Bancorp	637,800	10,403
First Republic Bank	138,600	5,353
M&T Bank Corp.	34,879	3,598
PNC Financial Services Group, Inc. (The)	110,569	7,353
SunTrust Banks, Inc.	384,468	11,077
U.S. Bancorp	228,600	7,756
Wells Fargo & Co.	492,173	18,205

Total		63,745

Communications Equipment 0.62%

QUALCOMM, Inc.	93,900	6,287

Computers & Peripherals 1.01%

NCR Corp.*	370,400	10,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Construction & Engineering 1.15%

Jacobs Engineering Group, Inc.*	207,200	$11,653

Consumer Finance 1.73%

Capital One Financial Corp.	318,544	17,504

Diversified Financial Services 6.95%

Citigroup, Inc.	701,400	31,030
IntercontinentalExchange, Inc.*	55,000	8,969
JPMorgan Chase & Co.	637,000	30,232

Total		70,231

Diversified Telecommunication Services 4.25%

AT&T, Inc.	588,800	21,603
Verizon Communications, Inc.	433,200	21,292

Total		42,895

Electric: Utilities 2.98%

Duke Energy Corp.	144,700	10,504
Edison International	74,200	3,734
NextEra Energy, Inc.	114,800	8,917
Xcel Energy, Inc.	233,900	6,947

Total		30,102

Electrical Equipment 1.31%

Eaton Corp. plc (Ireland)(a)	216,677	13,271

Electronic Equipment, Instruments & Components 0.99%

Arrow Electronics, Inc.*	246,267	10,003

Energy Equipment & Services 1.35%

Halliburton Co.	107,500	4,344
Schlumberger Ltd.	123,692	9,263

Total		13,607

Food & Staples Retailing 0.74%

CVS Caremark Corp.	136,400	7,501

Food Products 3.12%

Archer Daniels Midland Co.	99,300	3,349
Bunge Ltd.	51,711	3,818
Kraft Foods Group, Inc.	225,421	11,616
Mondelez International, Inc. Class A	414,763	12,696

Total		31,479

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Health Care Equipment & Supplies 1.45%

Covidien plc (Ireland)(a)	215,200	$14,599

Health Care Providers & Services 7.04%

CIGNA Corp.	252,490	15,748
DaVita HealthCare Partners, Inc.*	92,117	10,924
Express Scripts Holding Co.*	268,704	15,491
Humana, Inc.	214,600	14,831
Laboratory Corp. of America Holdings*	156,500	14,116

Total		71,110

Household Products 1.14%

Kimberly-Clark Corp.	117,700	11,532

Information Technology Services 1.43%

Alliance Data Systems Corp.*	89,000	14,408

Insurance 7.92%

ACE Ltd. (Switzerland)(a)	168,400	14,983
Allstate Corp. (The)	278,600	13,671
Berkshire Hathaway, Inc. Class B*	109,226	11,381
Marsh & McLennan Cos., Inc.	240,693	9,139
Prudential Financial, Inc.	234,800	13,851
Travelers Cos., Inc. (The)	201,707	16,982

Total		80,007

Internet Software & Services 1.21%

eBay, Inc.*	226,355	12,273

Life Sciences Tools & Services 2.95%

Life Technologies Corp.*	127,800	8,260
Thermo Fisher Scientific, Inc.	281,700	21,547

Total		29,807

Media 4.77%

Comcast Corp. Class A	440,176	18,492
Time Warner, Inc.	312,400	18,000
Walt Disney Co. (The)	204,774	11,631

Total		48,123

Metals & Mining 1.23%

Reliance Steel & Aluminum Co.	174,000	12,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Multi-Line Retail 2.64%

Macy’s, Inc.	294,700	$12,330
Target Corp.	210,045	14,378

Total		26,708

Multi-Utilities 1.53%

Dominion Resources, Inc.	126,600	7,365
PG&E Corp.	182,700	8,136

Total		15,501

Oil, Gas & Consumable Fuels 12.62%

Anadarko Petroleum Corp.	178,800	15,636
Chevron Corp.	89,500	10,634
EOG Resources, Inc.	71,700	9,183
Exxon Mobil Corp.	296,799	26,745
Imperial Oil Ltd. (Canada)(a)	72,316	2,955
Kinder Morgan, Inc.	254,700	9,852
Noble Energy, Inc.	110,800	12,815
Occidental Petroleum Corp.	193,000	15,125
Range Resources Corp.	48,527	3,933
Valero Energy Corp.	452,500	20,584

Total		127,462

Paper & Forest Products 0.62%

International Paper Co.	134,183	6,250

Pharmaceuticals 4.17%

Actavis, Inc.*	146,174	13,464
Eli Lilly & Co.	347,700	19,746
Teva Pharmaceutical Industries Ltd. ADR	223,267	8,859

Total		42,069

Professional Services 0.80%

Robert Half International, Inc.	215,600	8,091

Road & Rail 1.16%

Hertz Global Holdings, Inc.*	524,600	11,678

Semiconductors & Semiconductor Equipment 1.90%

Broadcom Corp. Class A	343,000	11,892
Xilinx, Inc.	190,700	7,279

Total		19,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Software 0.73%

Microsoft Corp.	256,600	$7,341

Specialty Retail 4.06%

Bed Bath & Beyond, Inc.*	152,000	9,792
Foot Locker, Inc.	248,600	8,512
GNC Holdings, Inc. Class A	263,000	10,331
Home Depot, Inc. (The)	177,100	12,358

Total		40,993

Textiles, Apparel & Luxury Goods 0.63%

VF Corp.	37,800	6,341

Total Common Stocks (cost $867,421,460)		1,032,690

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.77%

Repurchase Agreement

Repurchase Agreement dated 3/28/2013, 0.01% due 4/1/2013 with Fixed Income Clearing Corp. collateralized by $7,795,000 of U.S. Treasury Note at 2.00% due 11/30/2013; value: $7,941,156; proceeds: $7,784,457 (cost $7,784,449)	$7,784	7,784

Total Investments in Securities 103.03% (cost $875,205,909)		1,040,474

Liabilities in Excess of Cash and Other Assets (3.03)%		(30,622)

Net Assets 100.00%		$1,009,852

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.92%

Aerospace & Defense 1.21%

B/E Aerospace, Inc.*	18,663	$1,125

Auto Components 1.46%

BorgWarner, Inc.*	17,540	1,357

Automobiles 1.35%

Harley-Davidson, Inc.	23,527	1,254

Beverages 0.86%

Dr. Pepper Snapple Group, Inc.	17,004	798

Biotechnology 2.90%

ARIAD Pharmaceuticals, Inc.*	21,804	394
Incyte Corp.*	14,909	349
Medivation, Inc.*	8,595	402
Onyx Pharmaceuticals, Inc.*	7,059	627
Vertex Pharmaceuticals, Inc.*	16,615	914

Total		2,686

Building Products 0.79%

Lennox International, Inc.	11,596	736

Capital Markets 2.69%

Affiliated Managers Group, Inc.*	8,626	1,325
Artisan Partners Asset
Management, Inc.*	11,685	461
Eaton Vance Corp.	16,963	709

Total		2,495

Chemicals 3.89%

Ashland, Inc.	11,383	846
Axiall Corp.	9,634	599
Celanese Corp. Series A	12,702	559
CF Industries Holdings, Inc.	3,879	738
FMC Corp.	15,128	863

Total		3,605

Commercial Banks 0.76%

Signature Bank*	8,953	705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Communications Equipment 1.38%

F5 Networks, Inc.*	6,480	$577
Palo Alto Networks, Inc.*	6,949	393
Riverbed Technology, Inc.*	20,688	309

Total		1,279

Computers & Peripherals 2.37%

NCR Corp.*	38,842	1,070
NetApp, Inc.*	33,039	1,129

Total		2,199

Construction Materials 0.62%

Vulcan Materials Co.	11,043	571

Containers & Packaging 0.93%

Rock-Tenn Co. Class A	9,279	861

Distributors 0.93%

LKQ Corp.*	39,489	859

Diversified Financial Services 2.75%

IntercontinentalExchange, Inc.*	10,802	1,761
Moody’s Corp.	14,665	782

Total		2,543

Electrical Equipment 4.21%

AMETEK, Inc.	34,756	1,507
Eaton Corp. plc (Ireland)(a)	11,784	722
Hubbell, Inc. Class B	7,376	716
Rockwell Automation, Inc.	11,066	956

Total		3,901

Energy Equipment & Services 3.99%

Atwood Oceanics, Inc.*	18,451	969
Cameron International Corp.*	16,502	1,076
Oceaneering International, Inc.	14,301	950
Oil States International, Inc.*	8,620	703

Total		3,698

Food & Staples Retailing 1.38%

Whole Foods Market, Inc.	14,716	1,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Food Products 0.83%

Green Mountain Coffee Roasters, Inc.*	13,552	$769

Health Care Equipment & Supplies 1.08%

Hologic, Inc.*	20,894	472
IDEXX Laboratories, Inc.*	5,757	532

Total		1,004

Health Care Providers & Services 4.66%

Catamaran Corp.*	21,024	1,115
DaVita HealthCare Partners, Inc.*	9,028	1,071
Henry Schein, Inc.*	10,080	933
Team Health Holdings, Inc.*	13,344	485
Universal Health Services, Inc. Class B	11,155	712

Total		4,316

Health Care Technology 1.64%

Cerner Corp.*	16,056	1,521

Hotels, Restaurants & Leisure 2.84%

Panera Bread Co. Class A*	4,721	780
Starwood Hotels & Resorts Worldwide, Inc.	14,546	927
Wynn Resorts Ltd.	7,364	922

Total		2,629

Household Durables 0.73%

Mohawk Industries, Inc.*	5,939	672

Household Products 0.47%

Clorox Co. (The)	4,900	434

Information Technology Services 2.36%

Alliance Data Systems Corp.*	6,778	1,097
Teradata Corp.*	18,656	1,092

Total		2,189

Insurance 2.21%

Brown & Brown, Inc.	21,302	683
Endurance Specialty Holdings Ltd.	16,294	779
Hartford Financial Services Group, Inc.	22,678	585

Total		2,047

Internet & Catalog Retail 0.91%

Expedia, Inc.	14,083	845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Internet Software & Services 0.90%

VeriSign, Inc.*	17,654	$835

Leisure Equipment & Products 1.04%

Polaris Industries, Inc.	10,407	963

Life Sciences Tools & Services 1.73%

Agilent Technologies, Inc.	25,049	1,051
Waters Corp.*	5,840	549

Total		1,600

Machinery 2.89%

Flowserve Corp.	4,770	800
IDEX Corp.	21,681	1,158
SPX Corp.	9,142	722

Total		2,680

Media 2.26%

Discovery Communications, Inc. Class A*	12,678	998
Liberty Global, Inc. Class A*	14,967	1,099

Total		2,097

Metals & Mining 0.36%

Allegheny Technologies, Inc.	10,434	331

Multi-Line Retail 2.01%

Dollar General Corp.*	20,222	1,023
Macy’s, Inc.	19,947	834

Total		1,857

Oil, Gas & Consumable Fuels 2.23%

Concho Resources, Inc.*	11,722	1,142
Continental Resources, Inc.*	10,586	920

Total		2,062

Paper & Forest Products 0.78%

Boise Cascade Co.*	21,393	726

Pharmaceuticals 2.02%

Actavis, Inc.*	9,328	859
Perrigo Co.	8,524	1,012

Total		1,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Professional Services 0.64%

Robert Half International, Inc.	15,903	$597

Real Estate Investment Trusts 0.65%

Weyerhaeuser Co.	19,058	598

Real Estate Management & Development 1.55%

CBRE Group, Inc. Class A*	41,410	1,046
Realogy Holdings Corp.*	7,967	389

Total		1,435

Road & Rail 2.91%

Hertz Global Holdings, Inc.*	56,374	1,255
Kansas City Southern	12,967	1,438

Total		2,693

Semiconductors & Semiconductor Equipment 4.58%

Altera Corp.	17,802	632
Analog Devices, Inc.	17,006	791
Avago Technologies Ltd. (Singapore)(a)	31,537	1,133
Cavium, Inc.*	12,247	475
Skyworks Solutions, Inc.*	14,131	311
Xilinx, Inc.	23,712	905

Total		4,247

Software 6.02%

ANSYS, Inc.*	8,319	677
Citrix Systems, Inc.*	22,779	1,644
Fortinet, Inc.*	26,831	635
Intuit, Inc.	8,195	538
MICROS Systems, Inc.*	8,697	396
Red Hat, Inc.*	21,701	1,097
TIBCO Software, Inc.*	29,102	589

Total		5,576

Specialty Retail 7.90%

Bed Bath & Beyond, Inc.*	19,805	1,276
Dick’s Sporting Goods, Inc.	7,286	345
DSW, Inc. Class A	9,444	602
GNC Holdings, Inc. Class A	22,945	901
Ross Stores, Inc.	22,182	1,345
Tiffany & Co.	14,388	1,001
Tractor Supply Co.	8,988	936
Urban Outfitters, Inc.*	23,475	909

Total		7,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Textiles, Apparel & Luxury Goods 3.56%

Hanesbrands, Inc.*	7,904	$360
Michael Kors Holdings Ltd. (Hong Kong)*(a)	10,688	607
Ralph Lauren Corp.	5,205	881
VF Corp.	8,635	1,449

Total		3,297

Trading Companies & Distributors 2.17%

W.W. Grainger, Inc.	6,210	1,397
WESCO International, Inc.*	8,411	611

Total		2,008

Wireless Telecommunication Services 1.52%

SBA Communications Corp. Class A*	19,540	1,407

Total Common Stocks (cost $78,861,098)		92,570

Principal Amount (000)

SHORT-TERM INVESTMENT 0.33%

Repurchase Agreement

Repurchase Agreement dated 3/28/2013, 0.01% due 4/1/2013 with Fixed Income Clearing Corp. collateralized by $310,000 of Federal Home Loan Bank at 0.30% due 11/15/2013; value: $310,388; proceeds: $301,690 (cost $301,690)	$302	302

Total Investments in Securities 100.25% (cost $79,162,788)	92,872

Liabilities in Excess of Cash and Other Assets (0.25)%	(230)

Net Assets 100.00%	$92,642

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 28, 2013

Investments	Shares	U.S. $ Fair Value

COMMON STOCKS 94.18%

Australia 1.33%

Beverages 0.75%
Coca-Cola Amatil Ltd.	6,550	$99,429

Construction & Engineering 0.58%
Leighton Holdings Ltd.	3,584	76,644

Total Australia		176,073

Canada 1.77%

Metals & Mining
Kinross Gold Corp.	14,700	116,571
Teck Resources Ltd. Class B	4,200	118,246

Total Canada		234,817

Chile 1.48%

Electric: Utilities
Enersis SA ADR	10,227	196,768

China 1.89%

Oil, Gas & Consumable Fuels 0.89%
Yanzhou Coal Mining Co., Ltd., H Shares	88,000	118,579

Real Estate Management & Development 1.00%
China Overseas Land & Investment Ltd.	48,000	132,328

Total China		250,907

France 6.20%

Aerospace & Defense 0.93%
Safran SA	2,774	123,726

Diversified Telecommunication Services 1.80%
Vivendi SA	11,595	239,518

Electrical Equipment 1.09%
Schneider Electric SA	1,972	144,085

Food Products 1.03%
Danone SA	1,970	137,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 28, 2013

Investments	Shares	U.S. $ Fair Value

France (continued)

Insurance 1.35%
AXA SA	10,422	$179,150

Total France		823,550

Germany 5.36%

Air Freight & Logistics 0.75%
Deutsche Post AG Registered Shares	4,310	99,308

Automobiles 1.32%
Daimler AG Registered Shares	3,214	174,868

Diversified Financial Services 1.40%
Deutsche Boerse AG	3,066	185,680

Health Care Providers & Services 1.27%
Fresenius SE & Co. KGaA	1,373	169,469

Life Sciences Tools & Services 0.62%
Morphosys AG*	2,026	82,780

Total Germany		712,105

Hong Kong 2.34%

Hotels, Restaurants & Leisure 1.54%
SJM Holdings Ltd.	82,000	204,722

Real Estate Management & Development 0.23%
New World Development Co., Ltd.	18,000	30,469

Water Utilities 0.57%
Guangdong Investment Ltd.	85,480	75,101

Total Hong Kong		310,292

India 2.17%

Commercial Banks 1.07%
Axis Bank Ltd.	5,939	142,132

Information Technology Services 1.10%
Infosys Ltd. ADR	2,700	145,557

Total India		287,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 28, 2013

Investments	Shares	U.S. $ Fair Value

Indonesia 2.02%

Commercial Banks 1.04%
PT Bank Negara Indonesia (Persero) Tbk*	265,394	$137,920

Food Products 0.98%
PT Indofood Sukses Makmur Tbk	169,500	129,949

Total Indonesia		267,869

Italy 1.69%

Oil, Gas & Consumable Fuels
Eni SpA ADR	5,000	224,450

Japan 23.00%

Airlines 0.91%
Japan Airlines Co., Ltd.	2,600	121,113

Automobiles 3.92%
Nissan Motor Co., Ltd.	22,600	217,753
Toyota Motor Corp.	5,900	302,412

		520,165

Chemicals 1.86%
Asahi Kasei Corp.	36,715	246,886

Commercial Banks 0.78%
Bank of Yokohama Ltd. (The)	17,855	103,183

Diversified Financial Services 1.46%
ORIX Corp.	15,240	193,627

Electronic Equipment, Instruments & Components 4.25%
Hitachi Ltd.	32,500	188,506
Murata Manufacturing Co., Ltd.	3,300	248,197
Omron Corp.	5,100	128,400

		565,103

Machinery 1.20%
NSK Ltd.	21,000	159,059

Oil, Gas & Consumable Fuels 1.21%
Inpex Corp.	30	160,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 28, 2013

Investments	Shares	U.S. $ Fair Value

Japan (continued)

Pharmaceuticals 1.44%
Shionogi & Co., Ltd.	9,500	$191,847

Road & Rail 1.48%
East Japan Railway Co.	2,400	197,079

Tobacco 1.83%
Japan Tobacco, Inc.	7,600	242,609

Trading Companies & Distributors 1.18%
Sumitomo Corp.	12,500	157,088

Wireless Telecommunication Services 1.48%
KDDI Corp.	4,730	197,219

Total Japan		3,055,598

Mexico 1.58%

Construction & Engineering 0.67%
Empresas ICA SAB de CV*	26,800	89,417

Real Estate Investment Trusts 0.91%
Macquarie Mexico Real Estate Management SA de CV*†	53,900	120,006

Total Mexico		209,423

Netherlands 4.40%

Beverages 1.88%
Heineken Holding NV	3,896	249,654

Diversified Financial Services 0.99%
ING Groep NV CVA*	18,534	131,547

Food & Staples Retailing 1.53%
Koninklijke Ahold NV	13,280	203,510

Total Netherlands		584,711

Norway 6.72%

Biotechnology 1.29%
Algeta ASA*(a)	5,100	171,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 28, 2013

Investments	Shares	U.S. $ Fair Value

Norway (continued)

Commercial Banks 1.98%
DnB NOR ASA(a)	17,846	$262,643

Diversified Telecommunication Services 1.46%
Telenor ASA(a)	8,818	194,155

Energy Equipment & Services 1.03%
Ocean Rig UDW, Inc.*	8,500	136,935

Insurance 0.96%
Storebrand ASA*(a)	32,452	127,750

Total Norway		893,250

Russia 0.64%

Road & Rail
Globaltrans Investment plc GDR†(a)	5,400	85,212

South Korea 2.41%

Commercial Banks 0.68%
DGB Financial Group, Inc.	5,970	90,145

Semiconductors & Semiconductor Equipment 1.73%
Samsung Electronics Co., Ltd.	170	230,721

Total South Korea		320,866

Spain 1.49%

Commercial Banks 0.59%
Banco Popular Espanol SA*	106,298	78,757

Media 0.90%
Mediaset Espana Comunicacion SA	16,576	119,010

Total Spain		197,767

Sweden 1.00%

Household Durables
Electrolux AB Ser B	5,212	132,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 28, 2013

Investments	Shares	U.S. $ Fair Value

Switzerland 5.89%

Chemicals 0.80%
Syngenta AG Registered Shares	256	$106,790

Electrical Equipment 0.73%
ABB Ltd. Registered Shares*	4,320	97,431

Food Products 0.60%
Nestle SA Registered Shares*	1,104	79,837

Insurance 1.39%
Swiss Re Ltd.*	2,275	185,010

Pharmaceuticals 2.37%
Roche Holding AG	1,349	314,052

Total Switzerland		783,120

Taiwan 0.77%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	17,600	102,432

Thailand 1.21%

Commercial Banks
Bangkok Bank Public Co., Ltd.	20,870	161,059

United Kingdom 18.82%

Airlines 1.26%
International Consolidated Airlines Group SA*	43,475	167,259

Commercial Banks 3.38%
Barclays plc	48,491	214,518
HSBC Holdings plc ADR	2,621	139,804
Lloyds Banking Group plc*	127,548	94,363

		448,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 28, 2013

Investments	Shares	U.S. $ Fair Value

United Kingdom (continued)

Construction & Engineering 0.29%
Balfour Beatty plc	10,828	$38,631

Electric: Utilities 1.48%
SSE plc	8,753	197,368

Food Products 1.58%
Unilever plc	4,952	209,477

Household Durables 1.31%
Berkeley Group Holdings plc	5,597	173,574

Insurance 1.58%
Prudential plc	12,952	209,591

Media 2.64%
British Sky Broadcasting Group plc	7,443	99,861
WPP plc	15,713	250,450

		350,311

Metals & Mining 1.38%
Rio Tinto plc ADR	3,900	183,612

Multi-Utilities 1.27%
National Grid plc	14,534	168,940

Oil, Gas & Consumable Fuels 1.03%
Afren plc*	35,586	76,673
Tullow Oil plc	3,234	60,490

		137,163

Pharmaceuticals 0.76%
Shire plc	3,323	101,184

Tobacco 0.86%
Imperial Tobacco Group plc	3,263	113,984

Total United Kingdom		2,499,779

Total Common Stocks (cost $11,500,208)		12,510,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 28, 2013

Investments	Principal Amount	U.S. $ Fair Value

SHORT-TERM INVESTMENT 5.91%

Repurchase Agreement

Repurchase Agreement dated 3/28/2013, 0.01% due 4/1/2013 with Fixed Income Clearing Corp. collateralized by $805,000 of Federal Home Loan Bank at 0.28% due 11/4/2013; value: $806,006; proceeds: $785,785 (cost $785,784)	$785,784	$785,784

Total Investments in Securities 100.09% (cost $12,285,992)		13,296,129

Liabilities in Excess of Foreign Cash and Other Assets (0.09)%		(12,381)

Net Assets 100%		$13,283,748

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Common Stock included as a Level 2 investment in the fair value hierarchy table located in Note 2(i). Total Common Stocks included in Level 2 amounted to $841,527.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	U.S. $ Fair Value (000)

LONG-TERM INVESTMENTS 97.40%

COMMON STOCKS 95.87%

Australia 0.94%

Multi-Utilities
DUET Group	207,222	$496

Belgium 0.58%

Electric: Utilities
Elia System Operator SA	7,101	304

Canada 5.00%

Metals & Mining 1.20%
Detour Gold Corp.*	5,100	98
HudBay Minerals, Inc.	55,402	533

		631

Oil, Gas & Consumable Fuels 1.85%
Bellatrix Exploration Ltd.*	79,708	513
PetroBakken Energy Ltd.	19,000	165
TORC Oil & Gas Ltd.*	152,567	295

		973

Paper & Forest Products 1.95%
International Forest Products Ltd. Class A*	29,214	299
West Fraser Timber Co., Ltd.	8,197	726

		1,025

Total Canada		2,629

Finland 1.17%

Leisure Equipment & Products
Amer Sports OYJ A Shares	37,381	617

France 2.78%

Electronic Equipment, Instruments & Components 1.21%
Ingenico	10,754	637

Information Technology Services 1.21%
AtoS	9,260	637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	U.S. $ Fair Value (000)

France (continued)

Media 0.36%
Ipsos SA	5,438	$191

Total France		1,465

Germany 4.30%

Chemicals 1.49%
Symrise GmbH & Co. AG	19,830	786

Life Sciences Tools & Services 1.49%
Gerresheimer AG*	9,294	534
Morphosys AG*	6,062	248

		782

Machinery 0.31%
Deutz AG*	31,033	163

Real Estate Management & Development 1.01%
Patrizia Immobilien AG*	56,931	529

Total Germany		2,260

Hong Kong 7.97%

Auto Components 0.85%
Minth Group Ltd.	302,000	445

Communications Equipment 1.51%
VTech Holdings Ltd.	65,300	796

Hotels, Restaurants & Leisure 1.34%
REXLot Holdings Ltd.	8,075,000	707

Household Durables 1.47%
Techtronic Industries Co.	317,500	773

Machinery 0.43%
Sinotruk Hong Kong Ltd.	414,000	224

Multi-Line Retail 1.44%
Maoye International Holdings Ltd.	3,183,000	759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	U.S. $ Fair Value (000)

Hong Kong (continued)

Real Estate Management & Development 0.93%
Franshion Properties China Ltd.	764,000	$250
Yuexiu Property Co., Ltd.	826,000	238

		488

Total Hong Kong		4,192

Indonesia 2.65%

Commercial Banks 1.77%
Bank Tabungan Negara Persero Tbk PT	5,317,500	930

Consumer Finance 0.88%
PT Clipan Finance Indonesia Tbk*	9,970,400	462

Total Indonesia		1,392

Ireland 1.27%

Beverages
C&C Group plc	102,634	668

Italy 4.13%

Internet & Catalog Retail 1.35%
Yoox SpA*	37,824	709

Textiles, Apparel & Luxury Goods 2.78%
Brunello Cucinelli SpA*	13,692	288
Safilo Group SpA*	86,626	1,175

		1,463

Total Italy		2,172

Japan 23.46%

Auto Components 1.03%
Keihin Corp.	39,600	544

Building Products 0.99%
Aica Kogyo Co., Ltd.	28,500	522

Construction & Engineering 0.60%
SHO-BOND Holdings Co., Ltd.	8,600	313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	U.S. $ Fair Value (000)

Japan (continued)

Containers & Packaging 1.19%
FP Corp.	9,400	$628

Diversified Consumer Services 0.99%
Benesse Holdings, Inc.	12,200	518

Food & Staples Retailing 1.55%
Sundrug Co., Ltd.	18,300	813

Food Products 2.11%
Nichirei Corp.	93,000	555
Toyo Suisan Kaisha Ltd.	18,000	555

		1,110

Health Care Equipment & Supplies 1.29%
Hogy Medical Co., Ltd.	12,600	679

Household Durables 0.89%
Arnest One Corp.	11,300	223
Hajime Construction Co., Ltd.	4,200	245

		468

Information Technology Services 1.57%
Obic Co., Ltd.	3,580	828

Machinery 3.46%
Nabtesco Corp.	26,700	545
NSK Ltd.	81,000	614
THK Co. Ltd.	33,500	660

		1,819

Multi-Line Retail 1.52%
Don Quijote Co., Ltd.	18,100	801

Personal Products 1.08%
Aderans Co., Ltd.*	33,618	570

Real Estate Investment Trusts 0.52%
Kenedix Realty Investment Corp.	56	271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	U.S. $ Fair Value (000)

Japan (continued)

Real Estate Management & Development 2.00%
Iida Home Max	15,400	$279
NTT Urban Development Corp.	328	393
Takara Leben Co. Ltd.	24,100	379

		1,051

Specialty Retail 1.98%
K’s Holdings Corp.	17,700	566
United Arrows Ltd.	13,900	475

		1,041

Wireless Telecommunication Services 0.69%
Okinawa Cellular Telephone Co.	15,200	363

Total Japan		12,339

Netherlands 1.89%

Construction & Engineering 1.24%
Arcadis NV	23,541	652

Professional Services 0.65%
Brunel International NV	8,109	342

Total Netherlands		994

Norway 2.44%

Biotechnology 0.44%
Algeta ASA*(a)	6,891	232

Energy Equipment & Services 1.41%
Dolphin Group AS*(a)	396,817	459
Electromagnetic GeoServices ASA*(a)	188,438	284

		743

Oil, Gas & Consumable Fuels 0.59%
DNO International ASA*(a)	179,357	311

Total Norway		1,286

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	U.S. $ Fair Value (000)

Philippines 3.68%

Commercial Banks 1.20%
Rizal Commercial Banking Corp.(a)	369,700	$634

Real Estate Management & Development 2.48%
Filinvest Land, Inc.(a)	16,586,000	806
Megaworld Corp.(a)	5,212,000	496

		1,302

Total Philippines		1,936

Portugal 0.52%

Commercial Banks
Banco Espirito Santo SA*	267,749	274

Singapore 1.98%

Commercial Services & Supplies 1.23%
Cape plc	136,567	651

Real Estate Investment Trusts 0.75%
CDL Hospitality Trusts	238,000	393

Total Singapore		1,044

South Korea 0.65%

Auto Components
Mando Corp.	3,252	340

Spain 3.46%

Food Products 2.62%
Ebro Foods SA	30,165	599
Viscofan SA	14,896	781

		1,380

Media 0.84%
Mediaset Espana Comunicacion SA	61,226	440

Total Spain		1,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	U.S. $ Fair Value (000)

Sweden 5.18%

Commercial Services & Supplies 3.20%
Intrum Justitia AB	41,867	$810
Loomis AB	46,965	872

		1,682

Construction & Engineering 0.55%
NCC AB B Shares	11,533	288

Food & Staples Retailing 0.72%
Axfood AB	9,299	378

Personal Products 0.71%
Oriflame Cosmetics SA	10,998	375

Total Sweden		2,723

Switzerland 2.14%

Capital Markets 0.98%
EFG International AG*	42,690	515

Household Durables 1.16%
Forbo Holding AG Registered Shares*	937	612

Total Switzerland		1,127

United Kingdom 19.68%

Airlines 1.47%
easyJet plc	47,180	774

Capital Markets 2.11%
3i Group plc	65,753	316
Ashmore Group PLC	99,127	527
Jupiter Fund Management plc	53,734	267

		1,110

Chemicals 1.79%
Croda International plc	6,267	261
Filtrona plc	61,558	681

		942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Commercial Banks 0.91%
Bank of Georgia Holdings plc	20,435	$478

Communications Equipment 0.95%
Spirent Communications plc	224,272	502

Construction & Engineering 0.42%
Balfour Beatty plc	61,405	219

Electronic Equipment, Instruments & Components 0.75%
Electrocomponents plc	103,379	394

Household Durables 1.48%
Berkeley Group Holdings plc	25,020	776

Independent Power Producers & Energy Traders 0.89%
APR Energy plc	36,413	468

Industrial Conglomerates 0.17%
Lonrho plc*	918,498	92

Insurance 2.52%
Amlin plc	101,415	653
Catlin Group Ltd.	85,252	675

		1,328

Internet & Catalog Retail 1.07%
N Brown Group plc	90,426	561

Metals & Mining 0.26%
New World Resources plc A Shares	41,579	139

Oil, Gas & Consumable Fuels 1.32%
Afren plc*	190,821	411
Genel Energy plc*	22,964	283

		694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	U.S. $ Fair Value (000)

United Kingdom (continued)

Professional Services 0.66%
Michael Page International plc	54,257	$348

Software 0.96%
Playtech Ltd.	52,488	504

Trading Companies & Distributors 1.95%
Ashtead Group plc	115,012	1,025

Total United Kingdom		10,354

Total Common Stocks (cost $43,589,072)		50,432

PREFERRED STOCKS 1.53%

Brazil

Gas Utilities 0.69%
Companhia de Gas de Sao Paulo	13,000	360

Machinery 0.84%
Marcopolo SA	62,494	444

Total Preferred Stocks (cost $603,562)		804

Total Long-Term Investments (cost $44,192,634)		51,236

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.39%

Repurchase Agreement

Repurchase Agreement dated 3/28/2013, 0.01% due 4/1/2013 with Fixed Income Clearing Corp. collateralized by $1,260,000 of U.S. Treasury Note at 2.00% due 11/30/2013; value: $1,283,625; proceeds: $1,257,319 (cost $1,257,318)	$1,257	1,257

Total Investments in Securities 99.79% (cost $45,449,952)		52,493

Foreign Cash and Other Assets in Excess of Liabilities 0.21%		108

Net Assets 100.00%		$52,601

*	Non-income producing security.
(a)	Common Stock included as a Level 2 investment in the fair value hierarchy table located in Note 2(i). Total Common Stocks included in Level 2 amounted to $3,222,426.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.02%

Aerospace & Defense 1.64%

Esterline Technologies Corp.*	62,300	$4,716
Textron, Inc.	79,400	2,367

Total		7,083

Automobiles 0.52%

Harley-Davidson, Inc.	41,700	2,223

Beverages 0.55%

Beam, Inc.	37,600	2,389

Capital Markets 4.40%

Affiliated Managers Group, Inc.*	24,600	3,778
Ares Capital Corp.	281,100	5,088
Lazard Ltd. Class A	55,500	1,894
Raymond James Financial, Inc.	117,800	5,431
TD Ameritrade Holding Corp.	133,800	2,759

Total		18,950

Chemicals 4.59%

Ashland, Inc.	78,700	5,847
Axiall Corp.	68,000	4,227
Celanese Corp. Series A	34,700	1,529
CF Industries Holdings, Inc.	11,400	2,170
Chemtura Corp.*	177,000	3,825
International Flavors & Fragrances, Inc.	28,400	2,177

Total		19,775

Commercial Banks 8.50%

CIT Group, Inc.*	177,000	7,696
City National Corp.	65,400	3,853
Comerica, Inc.	138,700	4,986
Fifth Third Bancorp	289,900	4,728
M&T Bank Corp.	47,900	4,941
Signature Bank*	26,300	2,072
SunTrust Banks, Inc.	189,800	5,468
Zions Bancorporation	114,100	2,851

Total		36,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Commercial Services & Supplies 0.57%

Tyco International Ltd. (Switzerland)(a)	77,000	$2,464

Computers & Peripherals 1.15%

NCR Corp.*	81,200	2,238
NetApp, Inc.*	80,100	2,736

Total		4,974

Construction & Engineering 3.40%

Jacobs Engineering Group, Inc.*	134,300	7,553
URS Corp.	149,300	7,078

Total		14,631

Consumer Finance 0.24%

Discover Financial Services	23,200	1,040

Containers & Packaging 1.87%

Ball Corp.	41,600	1,979
Rock-Tenn Co. Class A	48,200	4,473
Sealed Air Corp.	65,700	1,584

Total		8,036

Electric: Utilities 3.86%

Edison International	101,500	5,108
ITC Holdings Corp.	25,900	2,312
NV Energy, Inc.	213,800	4,282
PPL Corp.	156,800	4,909

Total		16,611

Electrical Equipment 1.36%

Eaton Corp. plc (Ireland)(a)	95,700	5,862

Electronic Equipment, Instruments & Components 3.34%

Anixter International, Inc.	88,400	6,181
Arrow Electronics, Inc.*	99,600	4,046
TE Connectivity Ltd. (Switzerland)(a)	99,300	4,163

Total		14,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Energy Equipment & Services 4.28%

Atwood Oceanics, Inc.*	49,100	$2,580
Cameron International Corp.*	42,400	2,764
Nabors Industries Ltd.	134,500	2,182
Rowan Cos., plc Class A*	80,500	2,846
Superior Energy Services, Inc.*	210,700	5,472
Tidewater, Inc.	51,500	2,601

Total		18,445

Food Products 2.31%

Bunge Ltd.	85,400	6,305
Kellogg Co.	35,500	2,287
Pinnacle Foods, Inc.*	60,400	1,342

Total		9,934

Health Care Equipment & Supplies 0.51%

Hologic, Inc.*	98,000	2,215

Health Care Providers & Services 5.67%

CIGNA Corp.	108,000	6,736
Community Health Systems, Inc.	116,900	5,540
DaVita HealthCare Partners, Inc.*	21,000	2,491
Humana, Inc.	41,800	2,889
Laboratory Corp. of America Holdings*	41,500	3,743
Universal Health Services, Inc. Class B	47,600	3,040

Total		24,439

Hotels, Restaurants & Leisure 0.56%

Hyatt Hotels Corp. Class A*	55,400	2,395

Household Durables 1.04%

Tupperware Brands Corp.	54,600	4,463

Information Technology Services 1.38%

Fidelity National Information Services, Inc.	150,400	5,959

Insurance 9.80%

ACE Ltd. (Switzerland)(a)	67,000	5,961
Allstate Corp. (The)	82,500	4,048

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Insurance (continued)

Brown & Brown, Inc.	70,900	$2,272
Everest Re Group Ltd.	45,600	5,921
Hartford Financial Services Group, Inc.	245,000	6,321
Lincoln National Corp.	128,500	4,190
Marsh & McLennan Cos., Inc.	85,900	3,262
PartnerRe Ltd.	45,900	4,274
XL Group plc (Ireland)(a)	196,000	5,939

Total		42,188

Internet Software & Services 0.22%

Monster Worldwide, Inc.*	189,000	958

Life Sciences Tools & Services 2.05%

Agilent Technologies, Inc.	35,178	1,476
Life Technologies Corp.*	64,600	4,175
PerkinElmer, Inc.	94,400	3,176

Total		8,827

Machinery 3.34%

Dover Corp.	64,500	4,701
IDEX Corp.	75,000	4,006
Kennametal, Inc.	57,100	2,229
Pentair Ltd. (Switzerland)(a)	65,000	3,429

Total		14,365

Media 2.27%

Discovery Communications, Inc. Class A*	27,100	2,134
Interpublic Group of Cos., Inc. (The)	588,000	7,662

Total		9,796

Metals & Mining 2.18%

Allegheny Technologies, Inc.	132,000	4,186
Reliance Steel & Aluminum Co.	72,900	5,188

Total		9,374

Multi-Line Retail 1.26%

Macy’s, Inc.	129,500	5,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Multi-Utilities 2.30%

CMS Energy Corp.	193,800	$5,415
PG&E Corp.	50,400	2,244
Wisconsin Energy Corp.	51,900	2,226

Total		9,885

Oil, Gas & Consumable Fuels 4.16%

Noble Energy, Inc.	36,500	4,222
QEP Resources, Inc.	136,000	4,330
Range Resources Corp.	26,600	2,156
Tesoro Corp.	30,700	1,797
Valero Energy Corp.	119,000	5,413

Total		17,918

Paper & Forest Products 0.88%

International Paper Co.	81,300	3,787

Personal Products 0.40%

Avon Products, Inc.	83,300	1,727

Pharmaceuticals 2.70%

Actavis, Inc.*	57,800	5,324
Mylan, Inc.*	217,500	6,294

Total		11,618

Real Estate Investment Trusts 6.06%

Alexandria Real Estate Equities, Inc.	25,400	1,803
American Campus Communities, Inc.	30,300	1,374
BioMed Realty Trust, Inc.	108,600	2,346
Brandywine Realty Trust	75,300	1,118
Camden Property Trust	16,500	1,133
Liberty Property Trust	104,500	4,154
Macerich Co. (The)	56,200	3,618
Ventas, Inc.	48,800	3,572
Vornado Realty Trust	42,600	3,563
Weingarten Realty Investors	34,800	1,098
Weyerhaeuser Co.	73,200	2,297

Total		26,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 28, 2013

Investments	Shares	Fair Value (000)

Real Estate Management & Development 1.87%

Jones Lang LaSalle, Inc.	80,800	$8,032

Road & Rail 1.35%

Hertz Global Holdings, Inc.*	96,900	2,157
Ryder System, Inc.	61,200	3,657

Total		5,814

Semiconductors & Semiconductor Equipment 2.44%

Analog Devices, Inc.	101,600	4,724
Broadcom Corp. Class A	67,000	2,323
NXP Semiconductor NV (Netherlands)*(a)	43,500	1,316
Xilinx, Inc.	56,300	2,149

Total		10,512

Software 0.51%

Adobe Systems, Inc.*	50,200	2,184

Specialty Retail 2.36%

Abercrombie & Fitch Co. Class A	83,500	3,857
Genesco, Inc.*	19,500	1,172
Pier 1 Imports, Inc.	130,000	2,990
Tiffany & Co.	30,800	2,142

Total		10,161

Trading Companies & Distributors 1.13%

WESCO International, Inc.*	67,300	4,887

Total Common Stocks (cost $344,016,993)		426,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 28, 2013

	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.26%

Repurchase Agreement

Repurchase Agreement dated 3/28/2013, 0.01% due 4/1/2013 with Fixed Income Clearing Corp. collateralized by $5,420,000 of U.S. Treasury Note at 2.00% due 11/30/2013; value: $5,521,625; proceeds: $5,408,979 (cost $5,408,973)	$5,409	$5,409

Total Investments in Securities 100.28% (cost $349,425,966)		431,809

Liabilities in Excess of Cash and Other Assets (0.28)%		(1,203)

Net Assets 100.00%		$430,606

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 101.21%

ASSET-BACKED SECURITIES 8.70%

Automobiles 4.59%

Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$18	$18,179
Ally Auto Receivables Trust 2011-1 A3	1.38%	1/15/2015	39	39,099
Ally Auto Receivables Trust 2012-1 A2	0.71%	9/15/2014	23	23,295
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	223	223,565
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%	11/10/2014	1	1,379
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	46	45,821
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	42	42,544
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	104	104,204
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	70	70,149
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	295	295,064
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	135	135,050
BMW Vehicle Lease Trust 2011-1 A3	1.06%	2/20/2014	16	16,116
CarMax Auto Owner Trust 2010-2 A3	1.41%	2/16/2015	83	82,954
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	104	104,158
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	39	38,858
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	126	125,887
CarMax Auto Owner Trust 2012-2 A2	0.64%	5/15/2015	139	138,963
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	195	195,104
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	360	360,083
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	270	270,019
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	86	86,520
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	35	35,384
Hyundai Auto Receivables Trust 2012-A A2	0.55%	6/16/2014	19	19,205
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%	1/15/2014	3	3,257
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	15	15,070
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	15	15,374
Santander Drive Auto Receivables Trust 2011-3 A2	1.11%	8/15/2014	2	2,264
Santander Drive Auto Receivables Trust 2011-4 A2	1.37%	3/16/2015	36	36,567
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	108	107,999
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%	5/15/2015	177	177,375
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%	4/15/2015	168	167,890
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%	8/17/2015	112	112,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	$120	$120,041
Volkswagen Auto Lease Trust 2011-A A2	1.00%		2/20/2014	15	14,777
World Omni Automobile Lease Securitization Trust 2011-A A3	1.49%		10/15/2014	97	97,038
Total					3,341,801

Credit Cards 2.72%

Bank One Issuance Trust 2003-A4	0.453%	#	1/15/2016	70	70,023
Bank One Issuance Trust 2003-A8	0.453%	#	5/16/2016	100	100,092
Capital One Multi-Asset Execution Trust 2008-A3	5.05%		2/15/2016	200	200,449
Chase Issuance Trust 2008-A6	1.403%	#	5/15/2015	250	250,393
Citibank Credit Card Issuance Trust 2008-A5	4.85%		4/22/2015	200	200,606
Discover Card Master Trust I 2006-2 A3	0.283%	#	1/19/2016	150	150,014
GE Capital Credit Card Master Note Trust 2010-3 A	2.21%		6/15/2016	100	100,395
GE Capital Credit Card Master Note Trust 2011-1 A	0.753%	#	1/15/2017	225	225,952
GE Capital Credit Card Master Note Trust 2011-3 A	0.433%	#	9/15/2016	100	100,076
MBNA Credit Card Master Note Trust 2005-A10	0.263%	#	11/16/2015	235	235,032
MBNA Credit Card Master Note Trust 2006-A5	0.263%	#	10/15/2015	200	199,985
World Financial Network Credit Card Master Trust 2006-A†	0.333%	#	2/15/2017	100	99,998
World Financial Network Credit Card Master Trust 2009-D A	4.66%		5/15/2017	45	45,557
Total					1,978,572

Home Equity 0.16%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.364%	#	5/25/2036	45	39,438
Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.324%	#	4/25/2037	2	1,971
New Century Home Equity Loan Trust 2005-A A6	4.954%	#	8/25/2035	61	60,640
Option One Mortgage Loan Trust 2005-1 A4	0.604%	#	2/25/2035	17	17,226
Total					119,275

Other 1.23%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.534%	#	6/25/2035	7	6,864
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	100	102,010
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	100	100,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T1 C1†	1.644%		1/15/2044	$100	$100,283
Morgan Stanley ABS Capital I 2006-HE1 A3	0.384%	#	1/25/2036	11	11,064
Nelnet Student Loan Trust 2012-1A A†	1.004%	#	12/27/2039	89	90,369
Saxon Asset Securities Trust 2006-3 A2	0.314%	#	10/25/2046	6	5,564
SLM Student Loan Trust 2006-2 A5	0.411%	#	7/25/2025	300	297,069
SLM Student Loan Trust 2010-A 2A†	3.453%	#	5/16/2044	80	84,833
SLM Student Loan Trust 2011-1 A1	0.724%	#	3/25/2026	76	76,595
Structured Asset Securities Corp. 2006-GEL3 A2†	0.434%	#	7/25/2036	16	16,205
Total					891,652
Total Asset-Backed Securities (cost $6,323,153)					6,331,300

CORPORATE BONDS 40.61%

Aerospace/Defense 0.01%

Embraer SA (Brazil)(a)	5.15%		6/15/2022	10	10,913

Apparel 0.45%

PVH Corp.	7.75%		11/15/2023	266	327,001

Auto Parts: Original Equipment 0.41%

BorgWarner, Inc.	8.00%		10/1/2019	174	227,268
Hertz Corp. (The)	7.50%		10/15/2018	35	38,806
International Automotive Components Group SA (Luxembourg)†(a)	9.125%		6/1/2018	30	29,850
Total					295,924

Auto: Trucks & Parts 0.07%

Commercial Vehicle Group, Inc.	7.875%		4/15/2019	49	49,980

Automotive 0.18%

Ford Motor Co.	6.375%		2/1/2029	40	44,856
Ford Motor Co.	6.625%		10/1/2028	9	10,419
Ford Motor Co.	7.45%		7/16/2031	61	77,452
Total					132,727

Banks: Diversified 3.02%

Banco Bradesco SA†	5.90%		1/16/2021	100	108,500
Bank of America Corp.	5.375%		6/15/2014	125	131,288
Bank of America Corp.	5.625%		7/1/2020	70	81,812
Bank of America Corp.	7.625%		6/1/2019	200	254,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)

Citigroup, Inc.	6.125%	5/15/2018	$3	$3,578
Citigroup, Inc.	8.50%	5/22/2019	23	30,680
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	280	289,996
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	72	81,720
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	334	418,369
JPMorgan Chase & Co.	4.35%	8/15/2021	137	151,403
JPMorgan Chase & Co.	4.50%	1/24/2022	30	32,938
Lloyds TSB Bank plc (United Kingdom)†(a)	6.50%	9/14/2020	47	52,783
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	45	50,364
Morgan Stanley	5.50%	7/28/2021	64	73,495
Morgan Stanley	5.75%	1/25/2021	100	115,744
Regions Financial Corp.	7.75%	11/10/2014	25	27,573
Royal Bank of Canada (Canada)(a)	1.20%	9/19/2017	290	291,259
Total				2,195,882

Banks: Money Center 0.50%

Huntington Bancshares, Inc.	7.00%	12/15/2020	110	137,604
SVB Financial Group	5.375%	9/15/2020	161	182,801
Zions Bancorporation	4.50%	3/27/2017	40	42,764
Total				363,169

Beverages 0.71%

Beam, Inc.	5.875%	1/15/2036	218	255,430
Central American Bottling Corp.†	6.75%	2/9/2022	6	6,562
Cott Beverages, Inc.	8.375%	11/15/2017	75	80,719
Pernod Ricard SA (France)†(a)	5.75%	4/7/2021	150	178,546
Total				521,257

Biotechnology Research & Production 0.33%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	224	239,833

Brokers 0.63%

Jefferies Group, Inc.	6.875%	4/15/2021	50	58,617
Raymond James Financial, Inc.	8.60%	8/15/2019	310	399,716
Total				458,333

Building Materials 0.88%

Building Materials Corp. of America†	7.00%	2/15/2020	7	7,630
Owens Corning, Inc.	9.00%	6/15/2019	216	277,091
Voto-Votorantim Ltd. (Brazil)†(a)	6.75%	4/5/2021	200	233,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Building Materials (continued)

Votorantim Overseas IV (Brazil)†(a)	7.75%	6/24/2020	$100	$121,000

Total				639,221

Business Services 0.42%

Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	31	32,860
Iron Mountain, Inc.	8.00%	6/15/2020	40	42,100
Iron Mountain, Inc.	8.375%	8/15/2021	115	126,931
Verisk Analytics, Inc.	4.125%	9/12/2022	85	88,102
Verisk Analytics, Inc.	4.875%	1/15/2019	13	13,882
Verisk Analytics, Inc.	5.80%	5/1/2021	3	3,467

Total				307,342

Cable Services 0.57%

Comcast Corp.	7.05%	3/15/2033	100	132,469
Time Warner Cable, Inc.	6.55%	5/1/2037	125	144,699
Time Warner Cable, Inc.	7.30%	7/1/2038	109	136,027

Total				413,195

Chemicals 1.26%

Airgas, Inc.	7.125%	10/1/2018	50	53,300
Basell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	130	175,500
CF Industries, Inc.	7.125%	5/1/2020	125	155,098
Incitec Pivot Finance LLC†	6.00%	12/10/2019	50	58,103
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	180	201,096
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	157	170,411
NewMarket Corp.†	4.10%	12/15/2022	85	86,469
Yara International ASA (Norway)†(a)	5.25%	12/15/2014	15	16,013

Total				915,990

Computer Hardware 0.46%

Hewlett-Packard Co.	6.125%	3/1/2014	200	209,382
Maxim Integrated Products, Inc.	3.375%	3/15/2023	75	75,689
Maxim Integrated Products, Inc.	3.45%	6/14/2013	2	2,011
NetApp, Inc.	3.25%	12/15/2022	30	29,596
Seagate Technology International†	10.00%	5/1/2014	15	15,937

Total				332,615

Computer Software 0.54%

BMC Software, Inc.	7.25%	6/1/2018	165	188,285
Netflix, Inc.†	5.375%	2/1/2021	95	94,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Computer Software (continued)

SunGard Data Systems, Inc.	7.375%	11/15/2018	$100	$107,500

Total				390,547

Consumer Products 0.29%

Avon Products, Inc.	4.60%	3/15/2020	21	21,847
Tupperware Brands Corp.	4.75%	6/1/2021	180	189,901

Total				211,748

Containers 0.61%

Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	175	169,750
Pactiv Corp.	7.95%	12/15/2025	44	42,020
Rock Tenn Co.	4.90%	3/1/2022	215	233,000

Total				444,770

Copper 0.08%

Southern Copper Corp.	5.25%	11/8/2042	63	59,968

Data Product, Equipment & Communications 0.66%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	148	157,805
Fidelity National Information Services, Inc.	7.625%	7/15/2017	300	322,500

Total				480,305

Diversified 0.05%

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.375%	10/1/2017	35	36,750

Drugs 0.30%

Hypermarcas SA (Brazil)†(a)	6.50%	4/20/2021	200	218,250

Electric: Power 1.74%

Black Hills Corp.	9.00%	5/15/2014	153	165,707
CEZ AS (Czech Republic)†(a)	4.25%	4/3/2022	100	106,493
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	56	68,192
Elwood Energy LLC	8.159%	7/5/2026	87	91,339
Entergy Corp.	5.125%	9/15/2020	50	54,998
Indiantown Cogeneration LP	9.77%	12/15/2020	78	86,719
National Fuel Gas Co.	8.75%	5/1/2019	125	163,279
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	15	16,219
Oncor Electric Delivery Co. LLC	4.10%	6/1/2022	12	13,116
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	14	18,248
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	28	39,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Power (continued)

PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	$265	$303,422
Red Oak Power LLC	8.54%	11/30/2019	113	121,991
Texas-New Mexico Power Co.†	9.50%	4/1/2019	12	16,345

Total				1,265,333

Electronics 0.30%

Jabil Circuit, Inc.	5.625%	12/15/2020	74	78,810
PerkinElmer, Inc.	5.00%	11/15/2021	125	137,698

Total				216,508

Electronics: Semi-Conductors/Components 0.45%

KLA-Tencor Corp.	6.90%	5/1/2018	273	327,633

Energy Equipment & Services 0.96%

Cameron International Corp.	7.00%	7/15/2038	67	87,792
Energy Transfer Partners LP	5.95%	2/1/2015	130	141,002
Energy Transfer Partners LP	6.625%	10/15/2036	30	34,316
Energy Transfer Partners LP	7.50%	7/1/2038	55	68,894
Energy Transfer Partners LP	9.00%	4/15/2019	135	178,084
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	170	191,207

Total				701,295

Engineering & Contracting Services 0.00%

Aeropuertos Argentina 2000 SA (Argentina)†(a)	10.75%	12/1/2020	3	2,539

Entertainment 0.68%

CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	25	28,063
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	374	405,790
WMG Acquisition Corp.	11.50%	10/1/2018	50	58,937

Total				492,790

Fertilizers 0.01%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	5	6,459

Financial Services 2.45%

Discover Financial Services	3.85%	11/21/2022	275	283,623
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	52	52,968
General Electric Capital Corp.	6.75%	3/15/2032	85	108,511
General Electric Capital Corp.	6.875%	1/10/2039	407	535,096
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	25	27,930
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	75	79,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%		6/15/2019	$40	$43,900
Scottrade Financial Services, Inc.†	6.125%		7/11/2021	130	135,469
Western Union Co. (The)	2.875%		12/10/2017	215	218,445
Woodside Finance Ltd. (Australia)†(a)	8.75%		3/1/2019	225	300,650

Total					1,786,279

Financial: Miscellaneous 0.92%

Compagnie de Financement Foncier SA (France)†(a)	1.052%	#	4/17/2014	100	99,252
NASDAQ OMX Group, Inc. (The)	5.25%		1/16/2018	76	83,319
NASDAQ OMX Group, Inc. (The)	5.55%		1/15/2020	245	264,571
SLM Corp.	8.45%		6/15/2018	187	222,530

Total					669,672

Food 0.73%

Alicorp SAA (Peru)†(a)	3.875%		3/20/2023	150	150,000
Cosan Luxembourg SA (Luxembourg)†(a)	5.00%		3/14/2023	200	201,700
Mondelez International, Inc.	6.50%		11/1/2031	45	56,216
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%		4/1/2015	125	125,625

Total					533,541

Gaming 0.03%

CCM Merger, Inc.†	9.125%		5/1/2019	25	25,750

Health Care Products 0.15%

Hanger, Inc.	7.125%		11/15/2018	100	108,500

Health Care Services 0.23%

Centene Corp.	5.75%		6/1/2017	52	56,030
Community Health Systems, Inc.	8.00%		11/15/2019	55	61,188
Dignity Health	4.50%		11/1/2042	50	48,525

Total					165,743

Insurance 0.75%

CNO Financial Group, Inc.†	6.375%		10/1/2020	77	82,294
Fidelity National Financial, Inc.	6.60%		5/15/2017	75	85,131
Hartford Financial Services Group, Inc.	5.50%		3/30/2020	72	84,097
ING U.S., Inc.†	5.50%		7/15/2022	16	17,735
Liberty Mutual Group, Inc.†	6.50%		3/15/2035	30	33,878
Markel Corp.	7.125%		9/30/2019	142	175,281
Willis North America, Inc.	5.625%		7/15/2015	25	27,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Insurance (continued)

Willis North America, Inc.	7.00%	9/29/2019	$32	$38,205

Total				543,749

Investment Management Companies 0.53%

Lazard Group LLC	6.85%	6/15/2017	155	178,375
Lazard Group LLC	7.125%	5/15/2015	146	161,585
Oaktree Capital Management LP†	6.75%	12/2/2019	40	46,427

Total				386,387

Leasing 0.14%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	7/11/2014	15	15,241
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.25%	1/17/2023	85	85,783

Total				101,024

Leisure 0.40%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	117	151,056
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	88	89,540
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	42	47,880

Total				288,476

Lodging 0.45%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	60	66,900
Host Hotels & Resorts LP	5.25%	3/15/2022	100	111,500
Hyatt Hotels Corp.†	6.875%	8/15/2019	125	149,041

Total				327,441

Machinery: Agricultural 0.38%

Lorillard Tobacco Co.	8.125%	6/23/2019	150	191,078
Lorillard Tobacco Co.	8.125%	5/1/2040	65	84,914

Total				275,992

Machinery: Industrial/Specialty 0.04%

Cummins, Inc.	7.125%	3/1/2028	25	33,260

Machinery: Oil Well Equipment & Services 0.15%

National Oilwell Varco, Inc.	6.125%	8/15/2015	42	42,251
Pride International, Inc.	8.50%	6/15/2019	50	66,148

Total				108,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Manufacturing 0.28%

Hillenbrand, Inc.	5.50%	7/15/2020	$125	$138,872
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	64	67,200

Total				206,072

Materials & Commodities 0.15%

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	98	107,923

Media 0.62%

Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	108	108,938
News America, Inc.	6.90%	8/15/2039	38	48,543
Time Warner, Inc.	7.625%	4/15/2031	157	213,011
Videotron Ltee (Canada)(a)	9.125%	4/15/2018	75	78,984

Total				449,476

Metal Fabricating 0.01%

Timken Co.	6.00%	9/15/2014	8	8,514

Metals & Minerals: Miscellaneous 0.89%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	125	167,246
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	113	112,639
Cia Minera Milpo SAA (Peru)†(a)	4.625%	3/28/2023	200	199,300
Compass Minerals International, Inc.	8.00%	6/1/2019	45	49,050
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019	35	36,925
Newcrest Finance Pty Ltd. (Australia)†(a)	4.20%	10/1/2022	80	83,282

Total				648,442

Natural Gas 0.29%

Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2	2,216
Spectra Energy Capital LLC	5.50%	3/1/2014	4	4,167
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	52	73,917
Texas Eastern Transmission LP	7.00%	7/15/2032	100	134,739

Total				215,039

Oil 2.16%

Antero Resources Finance Corp.	7.25%	8/1/2019	35	38,106
Atwood Oceanics, Inc.	6.50%	2/1/2020	40	43,700
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	45	48,375
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	205	258,723
Chaparral Energy, Inc.	7.625%	11/15/2022	50	54,875
Concho Resources, Inc.	5.50%	4/1/2023	50	52,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)

Continental Resources, Inc.	7.375%	10/1/2020	$150	$169,875
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	100	107,750
HollyFrontier Corp.	9.875%	6/15/2017	40	42,750
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	106	120,310
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	46	48,070
Plains All American Pipeline LP/PAA Finance Corp.	8.75%	5/1/2019	250	339,104
Rosetta Resources, Inc.	9.50%	4/15/2018	2	2,215
SEACOR Holdings, Inc.	7.375%	10/1/2019	65	70,730
SM Energy Co.	6.50%	1/1/2023	85	93,500
Valero Energy Corp.	10.50%	3/15/2039	51	81,917

Total				1,572,125

Oil: Crude Producers 1.73%

Enbridge Energy Partners LP	9.875%	3/1/2019	163	222,643
Enogex LLC†	6.875%	7/15/2014	13	13,693
Enterprise Products Operating LLC	7.55%	4/15/2038	248	338,842
Kerr-McGee Corp.	7.125%	10/15/2027	55	67,008
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	22	24,456
Pacific Rubiales Energy Corp. (Canada)†(a)	5.125%	3/28/2023	250	253,500
Plains Exploration & Production Co.	6.125%	6/15/2019	60	66,000
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	25	27,375
Ruby Pipeline LLC†	6.00%	4/1/2022	125	143,334
Sabine Pass Liquefaction LLC†	5.625%	2/1/2021	96	99,720
Southeast Supply Header LLC†	4.85%	8/15/2014	2	2,092

Total				1,258,663

Oil: Integrated Domestic 0.36%

Kinder Morgan Energy Partners LP	6.95%	1/15/2038	30	37,780
Rowan Cos., Inc.	7.875%	8/1/2019	177	221,399

Total				259,179

Oil: Integrated International 1.64%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	200	208,690
Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	104	112,735
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	2	2,307
Petrohawk Energy Corp.	7.25%	8/15/2018	250	280,050
Petrohawk Energy Corp.	7.875%	6/1/2015	2	2,070
Petrohawk Energy Corp.	10.50%	8/1/2014	95	100,488
Transocean, Inc.	4.95%	11/15/2015	150	162,398
Transocean, Inc.	6.375%	12/15/2021	5	5,831
Transocean, Inc.	7.375%	4/15/2018	64	76,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Integrated International (continued)

Weatherford International Ltd.	4.50%	4/15/2022	$11	$11,352
Weatherford International Ltd.	4.95%	10/15/2013	11	11,225
Weatherford International Ltd.	9.625%	3/1/2019	30	39,228
Weatherford International Ltd.	9.875%	3/1/2039	124	178,882

Total				1,191,816

Paper & Forest Products 1.24%

Clearwater Paper Corp.	7.125%	11/1/2018	105	114,713
Georgia-Pacific LLC	8.875%	5/15/2031	317	474,907
International Paper Co.	9.375%	5/15/2019	85	116,962
Plum Creek Timberlands LP	4.70%	3/15/2021	171	186,568
West Fraser Timber Co. Ltd. (Canada)†(a)	5.20%	10/15/2014	10	10,525

Total				903,675

Plastics 0.13%

Plastipak Holdings, Inc.†	10.625%	8/15/2019	80	92,000

Production Technology Equipment 0.21%

Nuance Communications, Inc.†	5.375%	8/15/2020	150	152,625

Real Estate Investment Trusts 1.81%

American Tower Corp.	4.50%	1/15/2018	75	82,574
American Tower Corp.	4.70%	3/15/2022	10	10,888
American Tower Corp.	5.05%	9/1/2020	95	105,624
Corrections Corp. of America†(b)	4.125%	4/1/2020	24	24,570
Corrections Corp. of America	7.75%	6/1/2017	95	99,812
DDR Corp.	5.50%	5/1/2015	25	27,027
EPR Properties	7.75%	7/15/2020	175	210,137
Federal Realty Investment Trust	5.40%	12/1/2013	3	3,092
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	250	292,915
Health Care REIT, Inc.	5.25%	1/15/2022	46	51,987
Kilroy Realty LP	6.625%	6/1/2020	130	157,694
Rouse Co. LP (The)	6.75%	11/9/2015	100	103,875
UDR, Inc.	6.05%	6/1/2013	15	15,127
Weyerhaeuser Co.	6.95%	8/1/2017	5	5,934
Weyerhaeuser Co.	7.375%	10/1/2019	105	129,276

Total				1,320,532

Retail 1.13%

Family Dollar Stores, Inc.	5.00%	2/1/2021	225	242,585
QVC, Inc.†	7.375%	10/15/2020	527	583,836

Total				826,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Retail: Specialty 0.04%

Rite Aid Corp.	10.25%	10/15/2019	$27	$31,253

Savings & Loan 0.35%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	210	256,189

Security Services 0.14%

ADT Corp. (The)†	4.125%	6/15/2023	98	101,899

Steel 0.82%

Allegheny Ludlum Corp.	6.95%	12/15/2025	25	29,195
Allegheny Technologies, Inc.	9.375%	6/1/2019	80	103,116
Severstal OAO Via Steel Capital SA (Luxembourg)†(a)	4.45%	3/19/2018	200	199,000
Valmont Industries, Inc.	6.625%	4/20/2020	224	265,626

Total				596,937

Telecommunications 0.73%

CenturyLink, Inc.	6.45%	6/15/2021	125	132,711
Cricket Communications, Inc.	7.75%	5/15/2016	77	80,465
DigitalGlobe, Inc.†	5.25%	2/1/2021	55	54,863
Frontier Communications Corp.	9.25%	7/1/2021	182	209,755
SES (Luxembourg)†(a)(b)	3.60%	4/4/2023	55	55,113

Total				532,907

Tobacco 0.30%

Altria Group, Inc.	9.95%	11/10/2038	131	217,011

Transportation: Miscellaneous 0.97%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	76	80,787
Asciano Finance Ltd. (Australia)†(a)	5.00%	4/7/2018	45	49,422
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	120	136,200
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.625%	12/15/2020	65	74,100
Kansas City Southern de Mexico SA de CV (Mexico)(a)	8.00%	2/1/2018	25	27,562
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	1	893
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	311	335,167

Total				704,131

Utilities 0.59%

Public Service Co. of New Mexico	7.95%	5/15/2018	179	222,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Utilities (continued)

Williams Cos., Inc. (The)	8.75%	3/15/2032	$152	$205,180

Total				428,026

Utilities: Electrical 0.10%

Calpine Corp.†	7.50%	2/15/2021	54	59,535
Otter Tail Corp.	9.00%	12/15/2016	15	17,535

Total				77,070

Total Corporate Bonds (cost $28,989,807)				29,570,415

FOREIGN GOVERNMENT OBLIGATIONS 2.61%

Bermuda 0.45%

Bermuda Government†	4.138%	1/3/2023	200	210,422
Bermuda Government†	5.603%	7/20/2020	100	115,426

Total				325,848

Brazil 0.08%

Federal Republic of Brazil	8.25%	1/20/2034	40	61,000

Honduras 0.28%

Honduras Government†	7.50%	3/15/2024	200	201,700

Hungary 0.05%

Republic of Hungary	5.375%	2/21/2023	36	34,065

Indonesia 0.29%

Perusahaan Penerbit SBSN†	4.00%	11/21/2018	200	209,000

Mexico 0.19%

United Mexican States	4.75%	3/8/2044	130	135,200

Panama 0.12%

Republic of Panama	6.70%	1/26/2036	64	85,600

Peru 0.13%

Republic of Peru	6.55%	3/14/2037	67	91,120

Philippines 0.09%

Republic of Philippines	7.50%	9/25/2024	50	69,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Russia 0.31%

Russia Eurobonds†	5.00%	4/29/2020	$200	$226,600

Serbia 0.27%

Republic of Serbia†	4.875%	2/25/2020	200	198,200

Turkey 0.31%

Republic of Turkey	5.625%	3/30/2021	200	229,100

Venezuela 0.04%

Republic of Venezuela	9.375%	1/13/2034	31	29,993
Total Foreign Government Obligations (cost $1,899,968)				1,896,488

GOVERNMENT SPONSORED ENTERPRISES BOND 0.16%

Federal Home Loan Mortgage Corp. (cost $114,757)	0.875%	3/7/2018	115	114,911

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 24.32%

Federal Home Loan Mortgage Corp.(c)	3.00%	TBA	5,885	6,082,546
Federal Home Loan Mortgage Corp.(c)	3.50%	TBA	3,125	3,289,429
Federal Home Loan Mortgage Corp.(c)	4.00%	TBA	820	871,762
Federal Home Loan Mortgage Corp.	5.00%	9/1/2020 - 6/1/2026	269	289,371
Federal National Mortgage Assoc.(c)	4.50%	TBA	425	457,323
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 2/1/2038	1,122	1,236,628
Federal National Mortgage Assoc.(c)	5.50%	TBA	4,990	5,443,000
Federal National Mortgage Assoc.	6.00%	11/1/2036	32	34,914
Total Government Sponsored Enterprises Pass-Throughs (cost $17,715,990)				17,704,973

MUNICIPAL BONDS 0.98%

Education 0.11%

University of California Brd	6.27%	5/15/2031	70	80,715

Other Revenue 0.40%

Dallas Convention Center Hotel	7.088%	1/1/2042	30	38,262
Nashville & Davidson Cnty, TN	6.731%	7/1/2043	40	50,329
New York City	6.646%	12/1/2031	35	43,323
San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	65	73,144
Southern California Metro Wtr	6.538%	7/1/2039	25	29,610
Univ of Massachusetts Bldg Aut	6.573%	5/1/2039	50	57,023
Total				291,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation 0.19%

Clark Cnty Arpt Dept of Avia	6.881%		7/1/2042	$65	$74,981
Metropolitan Washington Arpt	7.462%		10/1/2046	50	63,574
Total					138,555

Utilities 0.28%

Municipal Elec Auth of Georgia	7.055%		4/1/2057	27	30,574
New York City Muni Wtr Fin Aut	5.79%		6/15/2041	45	52,095
New York City Muni Wtr Fin Aut	6.282%		6/15/2042	25	29,657
New York City Muni Wtr Fin Aut	6.491%		6/15/2042	75	90,168
Total					202,494
Total Municipal Bonds (cost $696,624)					713,455

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.76%

Banc of America Funding Corp. 2007-6 A1	0.494%	#	7/25/2037	18	14,708
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.885%	#	9/11/2038	16	15,819
Commercial Mortgage Pass-Through Certificates 2013-LC6 AM	3.282%		1/10/2046	270	276,602
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	355	351,448
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%		2/25/2043	100	99,549
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	11	11,419
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	4	4,075
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	4	3,868
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	170	182,462
GS Mortgage Securities Corp. II 2012-GC6 C†	5.826%	#	1/10/2045	135	154,898
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	11	10,675
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.082%	#	6/15/2038	240	269,003
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	40	44,126
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	25	24,263
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	22	21,732
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%		10/25/2036	52	48,772
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 C	4.329%	#	2/15/2046	45	46,588
Sequoia Mortgage Trust 2012-5 A	2.50%		11/25/2042	94	95,420
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	97	95,732
Sequoia Mortgage Trust 2013-1 2A1	1.855%		2/25/2043	92	90,704
Sequoia Mortgage Trust 2013-2 A1	1.874%		2/25/2043	122	122,585
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	90	90,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	$21	$20,887
UBS-BAMLL Trust 2012-WRM D†	4.379%	#	6/10/2030	200	198,938
UBS-BAMLL Trust 2012-WRM E†	4.379%	#	6/10/2030	100	93,773
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	5.05%	#	5/10/2063	55	55,743
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	195	201,238
UBS-Citigroup Commercial Mortgage Trust 2011-C1 C†	6.071%	#	1/10/2045	100	117,892
UBS-Citigroup Commercial Mortgage Trust 2011-C1 D†	6.071%	#	1/10/2045	100	111,844
VNO Mortgage Trust 2012-6AVE E†	3.448%	#	11/15/2030	100	95,072
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.418%	#	7/15/2042	15	15,611
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	6	6,537
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80%	#	3/18/2028	370	353,675
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%		4/15/2045	85	91,653
WF-RBS Commercial Mortgage Trust 2012-C7 D†	5.005%	#	6/15/2045	30	30,503
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,456,808)					3,468,444

U.S. TREASURY OBLIGATIONS 19.07%

U.S. Treasury Bond	2.75%		11/15/2042	2,042	1,892,997
U.S. Treasury Note	0.375%		3/15/2015	740	741,879
U.S. Treasury Note	0.50%		10/15/2014	7,102	7,133,071
U.S. Treasury Note	0.75%		2/28/2018	4,119	4,118,679
Total U.S. Treasury Obligations (cost $13,849,579)					13,886,626
Total Long-Term Investments (cost $73,046,686)					73,686,612

SHORT-TERM INVESTMENTS 22.06%

Corporate Bonds 0.58%

Banks: Diversified 0.10%

Citigroup, Inc.	5.50%		4/11/2013	75	75,088

Computer Hardware 0.34%

Hewlett-Packard Co.	0.568%	#	5/24/2013	150	149,997
Hewlett-Packard Co.	1.25%		9/13/2013	100	100,208
Total					250,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 28, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial: Miscellaneous 0.14%

Compagnie de Financement Foncier SA (France)†(a)	2.125%	4/22/2013	$100	$100,081
Total Corporate Bonds (cost $425,232)				425,374

U.S. Treasury Obligation 7.29%

U.S. Treasury Note (cost 5,304,614)	0.375%	7/31/2013	5,300	5,305,591

Repurchase Agreements 14.19%

Repurchase Agreement dated 3/28/2013, 0.01% due 4/1/2013 with Fixed Income Clearing Corp. collateralized by $255,000 of Federal Home Loan Bank at 0.28% due 11/4/2013; value: $255,319; proceeds: $250,017			250	250,017
Repurchase Agreement dated 3/28/2013, 0.08% due 4/1/2013 with Bank of America Corp. collateralized by $9,797,000 of U.S. Treasury Note at 2.00% due 4/30/2016; value: $10,366,062; proceeds: $10,080,090			10,080	10,080,000

Total Repurchase Agreements (cost $10,330,017)				10,330,017

Total Short-Term Investments (cost $16,059,863)				16,060,982

Total Investments in Securities 123.27% (cost $89,106,549)				89,747,594

Liabilities in Excess of Cash and Other Assets (23.27%)				(16,940,155)

Net Assets 100.00%				$72,807,439

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 28, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)	Security purchased on a when-issued basis (See Note 2 (f)).
(c)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	Fair Value

COMMON STOCKS 104.64%

Aerospace & Defense 0.73%

Hexcel Corp.*	66	$1,915

Air Freight & Logistics 0.48%

Atlas Air Worldwide Holdings, Inc.*	31	1,264

Airlines 0.65%

Spirit Airlines, Inc.*	67	1,699

Beverages 0.92%

Beam, Inc.	38	2,414

Building Products 1.36%

Fortune Brands Home & Security, Inc.*	59	2,208
Masco Corp.	68	1,377

Total		3,585

Capital Markets 3.92%

Ares Capital Corp.	176	3,186
Raymond James Financial, Inc.	92	4,241
Waddell & Reed Financial, Inc. Class A	66	2,889

Total		10,316

Chemicals 4.00%

Axiall Corp.	43	2,673
Celanese Corp. Series A	46	2,026
Chemtura Corp.*	195	4,214
Eastman Chemical Co.	23	1,607

Total		10,520

Commercial Banks 11.64%

BOK Financial Corp.	30	1,869
CapitalSource, Inc.	306	2,944
CIT Group, Inc.*	54	2,348
City National Corp.	36	2,121
Comerica, Inc.	128	4,602
East West Bancorp, Inc.	142	3,645
FirstMerit Corp.	183	3,025
Signature Bank*	53	4,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	Fair Value

Commercial Bank (continued)

Western Alliance Bancorp*	143	$1,979
Wintrust Financial Corp.	38	1,407
Zions Bancorporation	100	2,499

Total		30,613

Commercial Services & Supplies 1.67%

Tetra Tech, Inc.*	105	3,202
Waste Connections, Inc.	33	1,187

Total		4,389

Computers & Peripherals 0.79%

Synaptics, Inc.*	51	2,075

Construction & Engineering 1.78%

Jacobs Engineering Group, Inc.*	83	4,668

Construction Materials 1.04%

Vulcan Materials Co.	53	2,740

Containers & Packaging 3.49%

Berry Plastics Group, Inc.*	115	2,191
Rock-Tenn Co. Class A	50	4,639
Sealed Air Corp.	97	2,339

Total		9,169

Electric: Utilities 3.09%

Cleco Corp.	28	1,317
ITC Holdings Corp.	36	3,213
NV Energy, Inc.	179	3,586

Total		8,116

Electronic Equipment, Instruments & Components 4.01%

Amphenol Corp. Class A	29	2,165
FLIR Systems, Inc.	115	2,991
Jabil Circuit, Inc.	149	2,754
Trimble Navigation Ltd.*	88	2,636

Total		10,546

Energy Equipment & Services 3.46%

GulfMark Offshore, Inc. Class A	53	2,065
Helix Energy Solutions Group, Inc.*	103	2,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	Fair Value

Energy Equipment & Services (continued)

Helmerich & Payne, Inc.	36	$2,185
Superior Energy Services, Inc.*	96	2,493

Total		9,100

Food Products 1.47%

Bunge Ltd.	38	2,806
Pinnacle Foods, Inc.*	48	1,066

Total		3,872

Health Care Equipment & Supplies 0.59%

Hologic, Inc.*	69	1,559

Health Care Providers & Services 5.17%

Community Health Systems, Inc.	64	3,033
DaVita HealthCare Partners, Inc.*	8	949
Hanger, Inc.*	38	1,198
Laboratory Corp. of America Holdings*	21	1,894
MEDNAX, Inc.*	41	3,675
Team Health Holdings, Inc.*	78	2,837

Total		13,586

Hotels, Restaurants & Leisure 1.14%

Red Robin Gourmet Burgers, Inc.*	66	3,010

Household Durables 2.39%

Jarden Corp.*	57	2,442
Mohawk Industries, Inc.*	34	3,846

Total		6,288

Household Products 1.46%

Spectrum Brands Holdings, Inc.	68	3,848

Information Technology Services 9.02%

Acxiom Corp.*	78	1,591
Alliance Data Systems Corp.*	21	3,400
Amdocs Ltd.	112	4,060
Fidelity National Information Services, Inc.	76	3,011
Fiserv, Inc.*	31	2,723
FleetCor Technologies, Inc.*	39	2,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	Fair Value

Information Technology Services (continued)

Lender Processing Services, Inc.	115	$2,928
Sapient Corp.*	247	3,011

Total		23,714

Insurance 6.86%

Alterra Capital Holdings Ltd.	133	4,189
Arch Capital Group Ltd.*	76	3,995
Brown & Brown, Inc.	79	2,531
Hartford Financial Services Group, Inc.	137	3,535
PartnerRe Ltd.	25	2,328
RenaissanceRe Holdings Ltd.	16	1,472

Total		18,050

Internet Software & Services 0.77%

Akamai Technologies, Inc.*	57	2,011

Leisure Equipment & Products 0.74%

Brunswick Corp.	57	1,951

Life Sciences Tools & Services 1.82%

PerkinElmer, Inc.	142	4,777

Machinery 0.26%

ESCO Technologies, Inc.	17	695

Media 1.07%

Interpublic Group of Cos., Inc. (The)	215	2,801

Metals & Mining 3.43%

Allegheny Technologies, Inc.	101	3,203
Carpenter Technology Corp.	37	1,824
Reliance Steel & Aluminum Co.	56	3,985

Total		9,012

Multi-Utilities 2.16%

CMS Energy Corp.	100	2,794
Wisconsin Energy Corp.	67	2,874

Total		5,668

Oil, Gas & Consumable Fuels 1.74%

EQT Corp.	34	2,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	Fair Value

Oil, Gas & Consumable Fuels (continued)

Range Resources Corp.	28	$2,269

Total		4,573

Paper & Forest Products 0.10%

Boise Cascade Co.*	8	271

Pharmaceuticals 1.19%

Actavis, Inc.*	34	3,132

Professional Services 1.27%

Robert Half International, Inc.	89	3,340

Real Estate Investment Trusts 4.52%

American Campus Communities, Inc.	47	2,131
BioMed Realty Trust, Inc.	85	1,836
Digital Realty Trust, Inc.	32	2,141
Equity Lifestyle Properties, Inc.	29	2,227
Liberty Property Trust	68	2,703
Sovran Self Storage, Inc.	13	839

Total		11,877

Real Estate Management & Development 0.46%

Realogy Holdings Corp.*	25	1,221

Road & Rail 3.35%

Genesee & Wyoming, Inc. Class A*	29	2,700
Hertz Global Holdings, Inc.*	205	4,563
Kansas City Southern	14	1,553

Total		8,816

Semiconductors & Semiconductor Equipment 0.99%

Lam Research Corp.*	63	2,612

Software 2.73%

Nuance Communications, Inc.*	130	2,624
Rovi Corp.*	213	4,560

Total		7,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 28, 2013

Investments	Shares	Fair Value

Specialty Retail 3.90%

Abercrombie & Fitch Co. Class A	85	$3,927
Dick’s Sporting Goods, Inc.	54	2,554
GameStop Corp. Class A	34	951
Penske Automotive Group, Inc.	43	1,434
Tiffany & Co.	20	1,391

Total		10,257

Textiles, Apparel & Luxury Goods 0.49%

PVH Corp.	12	1,282

Trading Companies & Distributors 2.52%

TAL International Group, Inc.	78	3,534
United Rentals, Inc.*	56	3,078

Total		6,612

Total Common Stocks 104.64% (cost $221,699)		275,148

Liabilities in Excess of Cash and Other Assets (4.64)%		(12,210)

Net Assets 100%		$262,938

*	Non-income producing security.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following twelve portfolios (separately, a “Fund” and collectively, the “Funds”): Bond-Debenture Portfolio (“Bond Debenture”), Calibrated Dividend Growth Portfolio (“Calibrated Dividend Growth”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Core Equity Portfolio (“International Core Equity”), International Opportunities Portfolio (“International Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Total Return Portfolio (“Total Return”) and Value Opportunities Portfolio (“Value Opportunities”). Each Fund is diversified as defined in the Act.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Calibrated Dividend Growth is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity and Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Core Equity, International Opportunities and Value Opportunities is long-term capital appreciation. The investment objective of Mid Cap Stock is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing of any related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchase and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

Notes to Schedule of Investments (unaudited)(continued)

(c)

Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)

Futures Contracts-Bond Debenture entered into U.S. futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. Calibrated Dividend Growth entered into index futures to manage cash. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)

Mortgage Dollar Rolls-Bond Debenture and Total Return may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)

Floating Rate Loans-Bond Debenture and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the

Notes to Schedule of Investments (unaudited)(continued)

Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 28, 2013, Bond Debenture had the following unfunded loan commitment:

Security Name

Diamond Foods, Inc. Revolver	$193,730

(i)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 - unadjusted quoted prices in active markets for identical investments;

	•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 28, 2013 in valuing each Fund’s investments carried at fair value:

	Bond Debenture(1)							Calibrated Dividend Growth(1)(2)

Investment Type	Level 1		Level 2		Level 3		Total	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$24,997,768	(3)	$—		$—		$24,997,768	$119,260	$—	$—	$119,260
Convertible Bonds	—		82,102,714		—		82,102,714	—	—	—	—
Convertible Preferred Stocks	19,510,359		1,652,080	(4)	—		21,162,439	—	—	—	—
Floating Rate Loans	—		24,841,699		779,354	(6)	25,621,053	—	—	—	—
Foreign Bonds	—		1,588,764		—		1,588,764	—	—	—	—
Foreign Government Obligation	—		841,688		—		841,688	—	—	—	—
Government Sponsored Enterprises Bond	—		2,502,233		—		2,502,233	—	—	—	—
High Yield Corporate Bonds	—		620,805,130		125	(7)	620,805,255	—	—	—	—
Preferred Stocks	2,894,804		555,975	(5)	—		3,450,779	—	—	—	—
Warrant	41,241		—		—		41,241	—	—	—	—
Repurchase Agreement	—		28,745,028		—		28,745,028	—	201	—	201

Total	$47,444,172		$763,635,311		$779,479		$811,858,962	$119,260	$201	$—	$119,461

Notes to Schedule of Investments (unaudited)(continued)

	Level 1	Level 2	Level 3	Total	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$4	$—	$—	$4
Liabilities	(27,638)	—	—	(27,638)	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	81,732	—	81,732
Liabilities	—	—	—	—
Unfunded Commitments
Assets	—	—	5,763	5,763	—	—	—	—
Liabilities	—	—	—	—	—	—	—	—

Total	$(27,638)	$81,732	$5,763	$59,857	$4	$—	$—	$4

	Classic Stock(1)(2)				Developing Growth(1)(2)

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1	Level 2	Level 3	Total

Common Stocks	$42,653	$—	$—	$42,653	$674,256	$—	$—	$674,256
Repurchase Agreement	—	1,140	—	1,140	—	—	—	—

Total	$42,653	$1,140	$—	$43,793	$674,256	$—	$—	$674,256

	Fundamental Equity(1)(2)				Growth and Income(1)(2)

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$348,289	$—	$—	$348,289	$1,032,690	$—	$—	$1,032,690
Repurchase Agreement	—	14,751	—	14,751	—	7,784	—	7,784

Total	$348,289	$14,751	$—	$363,040	$1,032,690	$7,784	$—	$1,040,474

	Growth Opportunities(1)(2)				International Core Equity(1)

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1	Level 2		Level 3	Total

Common Stocks	$92,570	$—	$—	$92,570	$11,668,818	$841,527	(8)	$—	$12,510,345
Repurchase Agreement	—	302	—	302	—	785,784		—	785,784

Total	$92,570	$302	$—	$92,872	$11,668,818	$1,627,311		$—	$13,296,129

	International Opportunities(1)				Mid Cap Stock(1)(2)

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$47,210	$3,222	$—	$50,432	$426,400	$—	$—	$426,400
Preferred Stocks	804	—	—	804	—	—	—	—
Repurchase Agreement	—	1,257	—	1,257	—	5,409	—	5,409

Total	$48,014	$4,479	$—	$52,493	$426,400	$5,409	$—	$431,809

Notes to Schedule of Investments (unaudited)(continued)

	Total Return(1)(2)				Value Opportunities(1)(2)

Investment Type	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$6,331,300	$—	$6,331,300	$—	$—	$—	$—
Common Stocks	—	—	—	—	275,148	—	—	275,148
Corporate Bonds	—	29,995,789	—	29,995,789	—	—	—	—
Foreign Government Obligations	—	1,896,488	—	1,896,488	—	—	—	—
Government Sponsored Enterprises Bond	—	114,911	—	114,911	—	—	—	—
Government Sponsored Enterprises Pass-Throughs	—	17,704,973	—	17,704,973	—	—	—	—
Municipal Bonds	—	713,455	—	713,455	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	3,468,444	—	3,468,444	—	—	—	—
U.S. Treasury Obligations	—	19,192,217	—	19,192,217	—	—	—	—
Repurchase Agreements	—	10,330,017	—	10,330,017	—	—	—	—

Total	$—	$89,747,594	$—	$89,747,594	$275,148	$—	$—	$275,148

(1)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(2)	There were no Level transfers during the period ended March 28, 2013.
(3)

Tribune Co. was categorized as Level 2 on December 31, 2012 due to the use of an observable dealer quotation. This security was listed on the NASDAQ on January 4, 2013. Therefore, as of March 28, 2013, this security was categorized as a Level 1 due to the use of an unadjusted quoted market closing price in an active market. Accordingly, $1,004,415 was transferred from Level 2 to Level 1 during the period ended March 28, 2013.

(4)	Convertible Preferred Stocks categorized as Level 2 investments include AMG Capital Trust and Cooper-Standard Holdings, Inc. Pik.
(5)	Preferred Stock categorized as Level 2 investment is U.S. Bancorp.
(6)

Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

(7)	High Yield Corporate Bonds categorized as Level 3 investment is Washington Mutual Bank.
(8)

GlobalTrans Investment plc (Russia) was categorized as Level 1 on December 31, 2012. As of March 28, 2013, this security was categorized as Level 2 due to limited market trading activity. Accordingly, $95,758 was transferred from Level 1 to Level 2 during the period ended March 28, 2013.

As of March 28, 2013, International Core Equity and International Opportunities utilized adjusted valuations of foreign securities in certain markets (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for certain foreign securities. As of December 31, 2012, the Funds utilized adjusted valuations for the majority of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for substantially all foreign securities. During the period ended March 28, 2013, the total transfers related to adjusted valuations for foreign securities were as follows:

	International Core Equity	International Opportunities*

From Level 2 to Level 1:	6,882,828	33,763,298

*	There were no Level 1 to Level 2 transfers during the period ended March 28, 2013.

Notes to Schedule of Investments (unaudited)(continued)

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Bond Debenture

Investment Type	Floating Rate Loans	High Yield Corporate Bond	Unfunded Commitments

Balance as of January 1, 2013	$2,557,862	$125	$(1,539)
Accrued discounts/premiums	3,805	—	—
Realized gain (loss)	133	—	—
Change in unrealized appreciation/depreciation	49,823	—	7,302
Purchases	—	—	—
Sales	(1,889)	—	—
Net transfers in or out of level 3	(1,830,380)	—	—

Balance as of March 28, 2013	$779,354	$125	$5,763

(j)

Disclosures about Derivative Instruments and Hedging Activities-Bond Debenture entered into forward foreign currency exchange contracts for the period ended March 28, 2013 (as described in Note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits as collateral.

For the period ended March 28, 2013, Bond Debenture entered into U.S. Treasury future contracts to hedge against changes in interest rates and Calibrated Dividend Growth entered into E-Mini S&P 500 index futures to manage cash (as described in note 2(e)). Bond Debenture bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. Calibrated Dividend Growth bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 28, 2013, Bond Debenture and Calibrated Dividend Growth had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

	Bond Debenture			Calibrated Dividend Growth

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Fair Value

Forward Foreign Currency Exchange Contracts	$—	$81,732	$81,732	$—	$—
Futures Contracts	—	—	—	4,234	4,234

Total	$—	$81,732	$81,732	$4,234	$4,234

Liability Derivatives

Futures Contracts	$27,638	$—	$27,638	$—	$—

Total	$27,638	$—	$27,638	$—	$—

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of March 28, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Calibrated Dividend Growth	Classic Stock

Tax cost	$767,352,882	$109,980,575	$35,555,581

Gross unrealized gain	53,543,205	10,198,700	8,967,406
Gross unrealized loss	(9,037,125)	(718,716)	(730,222)

Net unrealized security gain	$44,506,080	$9,479,984	$8,237,184

	Developing Growth	Fundamental Equity	Growth and Income

Tax cost	$618,894	$307,510,489	$877,818,193

Gross unrealized gain	59,836	56,749,759	167,620,649
Gross unrealized loss	(4,474)	(1,220,246)	(4,964,670)

Net unrealized security gain	$55,362	$55,529,513	$162,655,979

	Growth Opportunities	International Core Equity	International Opportunities

Tax cost	$79,582,037	$12,356,613	$45,963,863

Gross unrealized gain	14,135,918	1,199,323	8,348,400
Gross unrealized loss	(846,419)	(259,807)	(1,819,202)

Net unrealized security gain	$13,289,499	$939,516	$6,529,198

	Mid Cap Stock	Total Return	Value Opportunities

Tax cost	$350,427,020	$89,281,836	$222,236

Gross unrealized gain	82,806,130	632,751	54,743
Gross unrealized loss	(1,423,781)	(166,993)	(1,831)

Net unrealized security gain	$81,382,349	$465,758	$52,912

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, wash sales and amortization of premium.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: May 20, 2013

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: May 20, 2013

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 20, 2013